Putnam
Master
Intermediate
Income Trust

SEMIANNUAL REPORT ON PERFORMANCE AND OUTLOOK

3-31-99


[LOGO: BOSTON * LONDON * TOKYO]



From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

[copyright] Karsh, Ottawa

Dear Shareholder:

Global fixed-income markets exhibited a split personality during the first half of Putnam Master Intermediate Income Trust's fiscal 1999. In August 1998, as the fiscal year began, most fixed-income sectors were still reeling from the global financial crisis caused by Russia's default on its sovereign debt, hedge fund liquidations, Asia's ongoing fiscal woes, and Latin America's intensifying troubles. Along with relatively stable core European bond markets, the U.S. Treasury market became a coveted safe haven.

By the new year, however, investor sentiment had changed. The Federal Reserve Board's quick actions on reducing interest rates, combined with repeated rate cuts in Europe, successfully served to inject liquidity into the global marketplace and calm investors' fears. Confidence in the world's so-called higher-yielding bond markets -- U.S. high-yield, high-grade corporate issues, mortgage-backed securities, and emerging-markets debt -- was further restored by positive U.S. and European economic fundamentals and modest economic improvement in Southeast Asia. After what probably seemed to investors to be an interminable period of volatility, markets regained their equilibrium and began the slow road to recovery.

During the semiannual period, your fund's managers -- Jennifer Leichter,
D. William Kohli, and David L. Waldman -- took advantage of several opportunities that presented themselves. As a result, there has been an increase in the allocation of assets to the U.S. high-yield bond sector and a slight increase in emerging-markets issues. This reallocation of assets enabled your fund to improve its performance considerably, which, in turn, led to modest gains at net asset value by period's end. Complete performance results at both net asset value and market price can be found on pages 6 and 7.

* U.S. HIGH-YIELD BONDS STAGE COMEBACK

The U.S. high-yield bond market staged a modest recovery in the final months of the period, shaking off earlier negative sentiment as investors worldwide became increasingly comfortable taking on more risk in return for higher yields. Indeed, while most investment-grade U.S. bonds posted negative returns in the first quarter of calendar 1999, high-yield bonds produced positive results. Solid economic growth, continued low inflation, and low interest rates as well as a sector default rate of less than 1.5% combined to provide a favorable backdrop for high-yield bonds. By period's end, approximately 40% of the fund's net assets had been allocated to the U.S. high-yield sector, up from roughly one third.

Your fund's managers favored bonds in the telecommunications, media, and finance industries -- fast-growing industries brisk with merger and acquisition activity -- creating the potential for credit upgrades and therefore price appreciation opportunities. Telecommunications Inc. is one holding on which the fund reaped profits during the period as its price appreciated in anticipation of its purchase by AT&T. Other holdings worth mentioning include Covad, Intermedia Communications, International Cable Tel, Allegiance Telecom, and Global Crossing. In the cyclical sector, Riverwood International Corporation is one holding in the packaging and container industry that fund management believes shows promise. Going forward, your fund's managers are looking to add selectively some high-quality cyclical holdings. They believe cyclical issues stand to benefit if commodity prices should improve but are unlikely to be hurt if no positive change occurs.


[GRAPHIC OMITTED: horizontal bar chart TOP FIVE COUNTRY ALLOCATIONS
                                       INTERNATIONAL SECTOR]

TOP FIVE COUNTRY ALLOCATIONS*
(INTERNATIONAL SECTOR)

United Kingdom     4.7%

Mexico             3.2%

Germany            2.5%

Canada             2.2%

Netherlands        1.8%

Footnote reads:
*Based on net assets as of 3/31/99. Holdings will vary over time.


Within the investment-grade corporate bond area, highly liquid large-capitalization issues were favored, mainly in the finance and industrial sectors. While the securities discussed in this report were viewed favorably at the end of the period, all holdings are subject to review in accordance with the fund's investment strategy and may vary in the future.

* TREASURIES GIVE BACK GAINS, FUND RETAINS MORTGAGE-BACKED BIAS

Your fund's U.S. Treasury holdings, while boosting overall performance in the fall, detracted from performance in the past few months as the global flight to quality lost momentum. With no clear signals from leading indicators as to the state of the economy and therefore the direction of interest rates, your fund's managers have decided to maintain a neutral duration among the portfolio's Treasury holdings, making no definitive bets on interest-rate movements. Residential mortgage-backed securities and commercial mortgage-backed issues continue to be emphasized.

* CORE EUROPE REMAINS INTERNATIONAL FOCUS

The fund's international focus continued to be in the core bond markets of Europe, primarily those of the Netherlands, Germany, France, and the United Kingdom. A stronger U.S. dollar and a shaky start to the euro in the first three months of 1999 dampened the solid returns the fund's European holdings had produced in 1998.

Better-quality emerging markets that have greater access to capital, such as Bulgaria and Mexico, gained increased exposure within the portfolio as the period progressed. Your fund's exposure to Japanese government bonds was kept to a minimum.

* OUTLOOK: FAVORABLE INDICATORS POINT TO CONTINUED RECOVERY

As your fund enters the second half of fiscal 1999, there is much to be said for the market recovery that is currently under way.


[GRAPHIC OMITTED: TOP THREE HOLDINGS PER SECTOR]

TOP THREE HOLDINGS PER SECTOR

HIGH-YIELD BONDS

Global Crossing Holdings, Ltd. 9 5/8s, 2008
Echostar DBS Corp. 9 3/8s, 2009
Charter Communications Holdings LLC 8 5/8s, 2009

FOREIGN BONDS

United Kingdom Treasury bonds, 8s, 2000
Germany (Federal Republic of) bonds Series 98, 5 1/4s, 2008
United Mexican States bonds 10 3/8s, 2009

U.S. INVESTMENT-GRADE SECURITIES

Federal National Mortgage Association 6 1/2s, 2026-2029
Government National Mortgage Association pass-through certificates, 7s, 2023-2028
Government National Mortgage Association pass-through certificates, 7 1/2s, 2023-2027

Footnote reads:
These holdings represent 22.6% of the fund's net assets as of 3/31/99. Portfolio holdings will vary over time.


While no guarantees can be made, your fund's managers look to the second half of fiscal 1999 with optimism, given the positive global big-picture fundamentals, such as the stabilization of many foreign economies, the convergence of European interest rates, and fairly dormant inflation worldwide. However, the team remains quite aware that greater volatility in the world's financial markets may yet occur. Consequently, the managers remain heavily committed to fundamental, quantitative, and macroeconomic research in order to develop and maintain a portfolio that offers the best return-to-risk profile.

Respectfully yours,

/S/GEORGE PUTNAM
George Putnam
Chairman of the Trustees
May 19, 1999

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 3/31/99, there is no guarantee the fund will continue to hold these securities in the future. The lower credit ratings of high-yield corporate bonds reflect a greater possibility that adverse changes in the economy or their issuers may affect their ability to pay principal and interest on the bonds. Investments in non-U.S. securities may be subject to certain risks such as currency fluctuations, economic instability, and political developments. Although the U.S. government guarantees the timely payment of principal and interest on some of the underlying securities, the value of the fund shares is not guaranteed and will fluctuate.



Performance summary

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam Master Intermediate Income Trust is designed for investors seeking high current income and relative stability of net asset value through U.S. government, high-yield, and international fixed-income securities with limited maturities.


TOTAL RETURN FOR PERIODS ENDED 3/31/99

                                                        Market
                                                NAV     price
------------------------------------------------------------------------------
6 months                                       2.15%   -1.39%
------------------------------------------------------------------------------
1 year                                         0.59     1.45
------------------------------------------------------------------------------
5 years                                       40.56    44.21
Annual average                                 7.05     7.60
------------------------------------------------------------------------------
10 years                                     129.87   125.25
Annual average                                 8.68     8.46
------------------------------------------------------------------------------
Life of fund (4/29/88)                       146.78   111.00
Annual average                                 8.62     7.08
------------------------------------------------------------------------------

COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 3/31/99

                 Lehman Bros. Salomon Bros.
                    Govt.        Non-U.S.  First Boston    Consumer
                Intermediate   World Govt.   High Yield     price
                 Bond Index    Bond Index      Index        index
------------------------------------------------------------------------------
6 months           -0.03%        0.17%         4.43%        0.98%
------------------------------------------------------------------------------
1 year              6.58        11.63         -0.75         1.73
------------------------------------------------------------------------------
5 years            38.90        38.83         52.09        12.09
Annual average      6.79         6.78          8.75         2.31
------------------------------------------------------------------------------
10 years          119.86       134.55        177.17        34.91
Annual average      8.20         8.90         10.73         3.04
------------------------------------------------------------------------------
Life of fund      129.56       124.34        201.12        40.91
Annual average      7.91         7.68         10.63         3.19
------------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. They do not take into account any adjustment for taxes payable on reinvested distributions. Investment returns, net asset value and market price will fluctuate so that an investor's shares when sold may be worth more or less than their original cost.

PRICE AND DISTRIBUTION INFORMATION
6 months ended 3/31/99

------------------------------------------------------------------------------
Distributions
------------------------------------------------------------------------------
Number                                 6
------------------------------------------------------------------------------
Income                              $0.350
------------------------------------------------------------------------------
Capital gains                         --
------------------------------------------------------------------------------
 Total                              $0.350
------------------------------------------------------------------------------
Share value                        NAV    Market price
------------------------------------------------------------------------------
9/30/98                          $8.14      $7.750
------------------------------------------------------------------------------
3/31/99                           7.96       7.313
------------------------------------------------------------------------------
Current return (end of period)     NAV    Market price
------------------------------------------------------------------------------
Current dividend rate1            8.29%      9.03%
------------------------------------------------------------------------------

1Income portion of most recent distribution, annualized and divided by NAV or market price at end of period.

TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares.

Market price is the current trading price of one share of the fund. Market prices are set by transactions between buyers and sellers on the New York Stock Exchange.

COMPARATIVE BENCHMARKS

Lehman Bros. Government Intermediate Bond Index* is an unmanaged list of U.S. government and mortgage-backed securities composed of all bonds covered by the Lehman Brothers Government Bond Index with maturities between 1 and 9.99 years.

Salomon Brothers Non-U.S. World Government Bond Index* is an unmanaged list of bonds issued by 10 countries.

First Boston High Yield Index* is an unmanaged list of lower-rated higher-yielding U.S. corporate bonds.

Consumer price index (CPI) is a commonly used measure of inflation; it does not represent an investment return.

*Securities indexes assume reinvestment of all distributions and interest payments and do not take in account brokerage fees or taxes. Securities in the fund do not match those in the indexes and performance of the fund will differ. It is not possible to invest directly in an index.




Portfolio of investments owned
March 31, 1999 (Unaudited)

CORPORATE BONDS AND NOTES (40.2%) (a)
PRINCIPAL AMOUNT                                                                                                     VALUE
Advertising (0.7%)
--------------------------------------------------------------------------------------------------------------------------
     $    1,325,000  Adams Outdoor Advertising sr. notes 10 3/4s, 2006                                      $    1,444,250
            950,000  Big Flower Holdings, Inc. sr. sub. notes 8 7/8s, 2007                                         955,938
            400,000  Lamar Advertising Co. sr. sub. notes 9 5/8s, 2006                                             432,000
            840,000  Lamar Advertising Co. company guaranty 8 5/8s, 2007                                           884,100
          1,450,000  Outdoor Communications Inc. sr. sub. notes 9 1/4s, 2007                                     1,562,375
                                                                                                            --------------
                                                                                                                 5,278,663

Aerospace and Defense (0.6%)
--------------------------------------------------------------------------------------------------------------------------
            130,000  Argo-Tech Corp. company guaranty 8 5/8s, 2007                                                 123,500
            370,000  Argo-Tech Corp. 144A sr. sub. notes 8 5/8s, 2007                                              351,500
            760,000  Aviation Sales Co. company guaranty 8 1/8s, 2008                                              761,900
            715,000  BE Aerospace, Inc. sr. sub. notes Ser. B, 9 7/8s, 2006                                        754,325
            250,000  BE Aerospace sr. sub. notes 9 1/2s, 2008                                                      266,875
          1,370,000  BE Aerospace, Inc. sr. sub. notes Ser. B, 8s, 2008                                          1,363,150
            650,000  Derlan Industries Ltd. sr. notes 10s, 2007 (Canada)                                           578,500
            145,000  K&F Industries, Inc. sr. sub. notes Ser. B, 9 1/4s, 2007                                      148,444
            600,000  Sequa Corp. sr. sub. notes 9 3/8s, 2003                                                       609,000
                                                                                                            --------------
                                                                                                                 4,957,194

Agriculture (0.2%)
--------------------------------------------------------------------------------------------------------------------------
          1,876,261  Premium Standard Farms, Inc. sr. secd. notes
                       11s, 2003 (PIK)                                                                           1,801,211

Airlines (0.5%)
--------------------------------------------------------------------------------------------------------------------------
            490,000  Calair LLC company guaranty 8 1/8s, 2008                                                      465,500
            510,000  Canadian Airlines Corp. sr. notes 12 1/4s, 2006 (Canada)                                      224,400
            840,000  Canadian Airlines Corp. secd. notes 10s, 2005 (Canada)                                        630,000
            270,000  Trans World Airlines, Inc. sr. notes 11 1/2s, 2004                                            206,550
          1,220,000  Trans World Airlines, Inc. sr. notes 11 3/8s, 2006                                            671,000
          2,000,000  US Air Inc. pass-thru certificates Ser. 93-A2, 9 5/8s, 2003                                 2,084,020
                                                                                                            --------------
                                                                                                                 4,281,470

Apparel (0.3%)
--------------------------------------------------------------------------------------------------------------------------
            650,000  Fruit of the Loom 144A company guaranty 8 7/8s, 2006                                          651,625
            905,000  Guess Jeans, Inc. sr. sub. notes 9 1/2s, 2003                                                 905,000
            315,000  Sassco Fashions Ltd. sr. notes 12 3/4s, 2004                                                  310,275
            170,000  William Carter Holdings Co. sr. sub. notes Ser. A, 12s, 2008                                  182,750
                                                                                                            --------------
                                                                                                                 2,049,650

Automotive Parts (1.3%)
--------------------------------------------------------------------------------------------------------------------------
            260,000  Aftermarket Technology Corp. sr. sub. notes 12s, 2004                                         267,150
          1,000,000  Cambridge Industries, Inc. company guaranty Ser. B,
                       10 1/4s, 2007                                                                               825,000
          1,000,000  Federal Mogul Corp. 144A notes 7 1/2s, 2009                                                   975,740
          1,990,000  Federal Mogul Corp. 144A notes 7 3/8s, 2006                                                 1,950,280
            990,000  Hayes Lemmerz International, Inc. 144A company
                       guaranty 8 1/4s, 2008                                                                       994,950
            135,000  Hayes Wheels International, Inc. company guaranty
                       Ser. B, 9 1/8s, 2007                                                                        140,738
          1,000,000  Hayes Wheels International, Inc. 144A sr. sub. notes
                       9 1/8s, 2007                                                                              1,042,500
            900,000  Lear Corp. sub. notes 9 1/2s, 2006                                                            986,625
            410,000  Motors and Gears, Inc. sr. notes Ser. D, 10 3/4s, 2006                                        423,325
          2,280,000  Navistar International Corp. sr. notes Ser. B, 8s, 2008                                     2,359,800
            200,000  Safety Components International, Inc. sr. sub. notes
                       Ser. B, 10 1/8s, 2007                                                                       188,000
                                                                                                            --------------
                                                                                                                10,154,108

Banks (0.5%)
--------------------------------------------------------------------------------------------------------------------------
          2,500,000  Chevy Chase Savings Bank Inc. sub. deb. 9 1/4s, 2008                                        2,500,000
            500,000  Delta Financial Corp. sr. notes 9 1/2s, 2004                                                  375,000
            500,000  First Federal Financial Corp. notes 11 3/4s, 2004                                             515,000
            200,000  Ocwen Federal Bank FSB sub. deb. 12s, 2005                                                    194,500
            120,000  Ocwen Financial Corp. notes 11 7/8s, 2003                                                     107,400
                                                                                                            --------------
                                                                                                                 3,691,900

Basic Industrial Products (0.1%)
--------------------------------------------------------------------------------------------------------------------------
            140,000  Koppers Industries, Inc. 144A company guaranty
                       9 7/8s, 2007                                                                                142,100
            350,000  Paragon Corp. Holdings, Inc. company guaranty
                       Ser. B, 9 5/8s, 2008                                                                        273,000
             70,000  Roller Bearing Co. company guaranty Ser. B, 9 5/8s, 2007                                       66,500
                                                                                                            --------------
                                                                                                                   481,600

Broadcasting (4.3%)
--------------------------------------------------------------------------------------------------------------------------
            550,000  Allbritton Communications sr. sub. deb. Ser. B,
                       9 3/4s, 2007                                                                                583,688
          3,090,000  Allbritton Communications Co. sr. sub. notes Ser. B,
                       8 7/8s, 2008                                                                              3,144,075
             10,263  Australis Media, Ltd. sr. disc. notes stepped-coupon 1 3/4s,
                       (15 3/4s 5/15/00), 2003 (In default) (Australia) (NON) (STP) (PIK)                              103
          1,420,000  Benedek Communications Corp. sr. disc. notes
                       stepped-coupon zero % (13 1/4s, 5/15/01), 2006 (STP)                                      1,079,200
            515,000  Capstar Broadcasting sr. disc. notes stepped-coupon
                       zero % (12 3/4s, 2/1/02), 2009 (STP)                                                        435,175
          2,025,000  Capstar Broadcasting sr. sub. notes 9 1/4s, 2007                                            2,126,250
            997,487  Capstar Broadcasting bank term loan
                       Ser. B 4.999s, 2005                                                                         999,981
            115,000  Central European Media Enterprises Ltd. sr. notes
                       9 3/8s, 2004 (Bermuda)                                                                      109,250
          2,370,000  Chancellor Media Corp. 144A sr. notes 8s, 2008                                              2,467,763
            216,020  Citadel Broadcasting, Inc. sr. sub. notes 10 1/4s, 2007                                       237,622
          1,550,000  Citadel Broadcasting, Inc. company guaranty 9 1/4s, 2008                                    1,658,500
          3,090,000  Echostar DBS Corp. 144A sr. notes 9 3/8s, 2009                                              3,198,150
            910,000  Fox Family Worldwide, Inc. sr. notes 9 1/4s, 2007                                             862,225
          1,980,000  Fox/Liberty Networks LLC sr. notes 8 7/8s, 2007                                             2,049,300
          2,260,000  Granite Broadcasting Corp. sr. sub. notes 8 7/8s, 2008                                      2,271,300
          2,000,000  Jacor Communications, Inc. company guaranty Ser. B,
                       8 3/4s, 2007                                                                              2,135,000
            700,000  Lenfest Communications, Inc. sr. sub. notes 10 1/2s, 2006                                     822,500
            650,000  Lenfest Communications, Inc. sr. sub. notes 8 1/4s, 2008                                      669,500
          1,180,000  Pegasus Communications Corp. 144A sr. notes 9 3/4s, 2006                                    1,227,200
            200,000  Pegasus Media & Communications notes Ser. B, 12 1/2s, 2005                                    220,000
            997,000  PHI Holdings, Inc. sr. sub. notes 16s, 2001                                                   821,927
            275,000  Radio One Inc. company guaranty stepped-coupon
                       Ser. B, 7s, (12s, 5/15/00), 2004 (STP)                                                      283,250
            986,000  SFX Broadcasting, Inc. sr. sub. notes Ser. B, 10 3/4s, 2006                                 1,105,553
          2,000,000  Sinclair Broadcast Group, Inc. company guaranty 9s, 2007                                    2,050,000
            200,000  Sinclair Broadcast Group, Inc. sr. sub. notes 8 3/4s, 2007                                    204,000
          1,210,000  Spanish Broadcasting Systems sr. notes Ser. B, 11s, 2004                                    1,318,900
          2,545,000  TV Azteca S.A. de C.V. sr. notes 10 1/2s, 2007 (Mexico)                                     2,099,625
                                                                                                            --------------
                                                                                                                34,180,037

Building and Construction (0.5%)
--------------------------------------------------------------------------------------------------------------------------
            130,000  American Architectural Products Corp. company
                       guaranty 11 3/4s, 2007                                                                      110,500
          2,870,000  D.R. Horton, Inc. company guaranty 8s, 2009                                                 2,805,425
          1,030,000  GS Superhighway Holdings sr. notes
                       9 7/8s, 2004 (China)                                                                        525,300
            290,000  Jackson Products, Inc. company guaranty Ser. B,
                       9 1/2s, 2005                                                                                290,725
            520,000  Toll Corp. company guaranty 8 1/8s, 2009                                                      517,400
                                                                                                            --------------
                                                                                                                 4,249,350

Building Products (0.2%)
--------------------------------------------------------------------------------------------------------------------------
            540,000  Building Materials Corp. 144A sr. notes 8s, 2008                                              531,900
            570,000  Morris Material Handling, Inc. company guaranty
                       9 1/2s, 2008                                                                                302,100
            500,000  Southdown, Inc. sr. sub. notes Ser. B, 10s, 2006                                              555,000
                                                                                                            --------------
                                                                                                                 1,389,000

Buses (0.1%)
--------------------------------------------------------------------------------------------------------------------------
            855,000  MCII Holdings sec. notes 12s, 2002                                                            752,400

Business Equipment and Services (0.6%)
--------------------------------------------------------------------------------------------------------------------------
            745,000  Cex Holdings, Inc. company guaranty Ser. B, 9 5/8s, 2008                                      700,300
          2,000,000  Iron Mountain, Inc. med. term notes company guaranty
                       10 1/8s, 2006                                                                             2,160,000
            996,377  Outsourcing Solutions bank term loan 8 5/8s, 2003                                             966,486
            125,000  Outsourcing Solutions, Inc. sr. sub. notes Ser. B, 11s, 2006                                  123,125
            710,000  U.S. Office Products Co. company guaranty 9 3/4s, 2008                                        468,600
            130,000  United Stationer Supply, Inc. sr. sub. notes 8 3/8s, 2008                                     129,675
                                                                                                            --------------
                                                                                                                 4,548,186

Cable Television (2.7%)
--------------------------------------------------------------------------------------------------------------------------
             50,000  21st Century Telecom Group, Inc. sr. disc. notes stepped-
                       coupon zero % (12 1/4s, 2/15/03), 2008 (STP)                                                 18,500
            660,000  Acme Television sr. disc. notes stepped-coupon zero %
                       (10 7/8s, 9/30/00), 2004 (STP)                                                              557,700
          1,313,000  Adelphia Communications Corp. sr. notes Ser. B,
                       9 7/8s, 2007                                                                              1,444,300
            718,000  Adelphia Communications Corp. 144A sr. notes
                       8 3/8s, 2008                                                                                732,360
            230,000  Century Communications Corp. sr. notes 8 7/8s, 2007                                           241,500
            530,000  Century Communications Corp. sr. notes 8 3/4s, 2007                                           552,525
          3,110,000  Charter Communications Holdings LLC 144A sr. notes
                       8 5/8s, 2009                                                                              3,176,088
          1,625,000  Comcast Corp. sr. sub. notes 9 3/8s, 2005                                                   1,730,544
            180,000  CSC Holdings, Inc. deb. Ser. B, 8 1/8s, 2009                                                  193,424
          1,620,000  CSC Holdings, Inc. sr. notes 7 7/8s, 2007                                                   1,685,088
            550,000  CSC Holdings, Inc. sr. notes 7 1/4s, 2008                                                     557,524
            270,000  Diamond Cable Communication Co. sr. disc. notes
                       stepped-coupon zero % (11 3/4s, 12/15/00), 2005
                       (United Kingdom) (STP)                                                                      238,613
          3,500,000  Diamond Cable Communication Co. sr. disc. notes stepped-coupon zero % (10 3/4s, 2/15/02), 2007
                       (United Kingdom) (STP)                                                                    2,730,000
          2,750,000  Grupo Televisa S.A. de C.V. sr. disc. notes stepped-coupon
                       zero % (13 1/4s, 5/15/01), 2008 (Mexico) (STP)                                            2,303,125
            140,000  Jones Intercable, Inc. sr. notes 9 5/8s, 2002                                                 147,350
          1,000,000  Jones Intercable, Inc. sr. notes 8 7/8s, 2007                                               1,062,500
            600,000  NTL Inc. 144A sr. notes 11 1/2s, 2008 (United Kingdom)                                        676,500
          1,675,000  NTL Inc. sr. notes Ser. B, 10s, 2007 (United Kingdom)                                       1,775,500
            310,000  NTL Inc. sr. notes, stepped-coupon Ser. B, zero %
                       (9 3/4s, 4/1/03), 2008 (United Kingdom) (STP)                                               210,800
            170,000  Rogers Cablesystems Ltd. sr. notes Ser. B,
                       10s, 2005 (Canada)                                                                          191,675
            560,000  Supercanal Holdings S.A. 144A sr. notes 11 1/2s,
                       2005 (Argentina)                                                                            224,000
            200,000  TeleWest Communications PLC 144A sr. notes 11 1/4s,
                       2008 (United Kingdom)                                                                       232,500
            770,000  United International Holdings sr. disc. notes stepped-
                       coupon Ser. B, zero % (10 3/4s, 2/15/03), 2008 (STP)                                        523,600
                                                                                                            --------------
                                                                                                                21,205,716

Cellular Communications (1.7%)
--------------------------------------------------------------------------------------------------------------------------
          1,290,000  Celcaribe S.A. sr. notes stepped-coupon zero %
                       (13 1/2s, 3/15/04), 2004 (Colombia) (STP)                                                 1,096,500
          2,418,000  CellNet Data Systems, Inc. sr. disc. notes stepped-coupon
                       zero % (14s, 10/1/02), 2007 (STP)                                                           797,940
          1,240,000  Cencall Communications Corp. sr. disc.notes 10 1/8s, 2004                                   1,277,200
            255,000  Conecel Holdings 144A notes Ser. A, 14s, 2000                                                  51,000
            710,000  Dobson Communications Corp. sr. notes 11 3/4s, 2007                                           760,588
          1,875,000  McCaw International Ltd sr. disc. notes stepped coupon
                       zero % (13s, 4/15/02), 2007 (STP)                                                         1,106,250
          3,030,000  Millicom International Cellular S.A. sr. disc. notes stepped-coupon zero % (13 1/2s, 6/1/01), 2006
                       (Luxembourg) (STP)                                                                        2,253,563
          1,180,000  NEXTEL Communications, Inc. 144A sr. notes 12s, 2008                                        1,368,800
          3,880,000  NEXTEL Communications, Inc. sr. disc. notes stepped-
                       coupon zero % (10.65s, 9/15/02), 2007 (STP)                                               2,832,400
          1,600,000  NEXTEL Communications, Inc. sr. disc. notes stepped-
                       coupon zero % (9.95s, 2/15/03), 2008 (STP)                                                1,120,000
            135,000  NEXTEL Communications, Inc. sr. disc. notes
                       stepped-coupon zero % (9 3/4s, 10/31/02), 2007 (STP)                                         95,850
            645,000  Price Communications Wireless, Inc. 144A sr. notes
                       9 1/8s, 2006                                                                                670,800
                                                                                                            --------------
                                                                                                                13,430,891

Chemicals (0.7%)
--------------------------------------------------------------------------------------------------------------------------
            120,000  Acetex Corp. sr. notes 9 3/4s, 2003 (Canada)                                                  112,800
          1,430,000  Geo Specialty Chemicals, Inc. 144A sr. sub. notes
                       10 1/8s, 2008                                                                             1,422,850
            370,000  Huntsman Corp. 144A sr. sub. notes 9 1/2s, 2007                                               368,150
             15,000  Huntsman Corp. 144A sr. sub. notes FRN 9.031s, 2007                                            13,800
          1,000,000  ISP Holdings, Inc. sr. notes Ser. B, 9 3/4s, 2002                                           1,027,500
          1,000,000  Lyondell Petrochemical bank term loan Ser. D, 7 1/4s, 2003                                    982,500
            200,000  NL Industries, Inc. sr. notes 11 3/4s, 2003                                                   214,250
            200,000  Pioneer Americas Acquisition 144A sr. notes 9 1/4s, 2007                                      168,000
            318,186  Polytama International notes 11 1/4s, 2007 (Indonesia)                                         22,273
            660,000  Scotts Co 144A sr. sub. notes 8 5/8s, 2009                                                    681,450
            185,000  Sterling Chemicals Holdings sr. disc. notes stepped-coupon
                       zero % (13 1/2s, 8/15/01), 2008 (STP)                                                        78,625
            555,000  Trikem S.A. 144A bonds 10 5/8s, 2007 (Brazil)                                                 194,250
                                                                                                            --------------
                                                                                                                 5,286,448

Computer Services and Software (0.6%)
--------------------------------------------------------------------------------------------------------------------------
             85,000  Concentric Network Corp. sr. notes 12 3/4s, 2007                                               98,175
          1,360,000  IPC Information Systems sr. disc. notes stepped-coupon
                       zero % (10 7/8s, 11/1/01), 2008 (STP)                                                       887,400
            750,000  PSINet, Inc. sr. notes 11 1/2s, 2008                                                          843,750
            370,000  PSINet, Inc. sr. notes Ser. B, 10s, 2005                                                      390,350
            545,000  Unisys Corp. sr. notes 11 3/4s, 2004                                                          617,213
          1,400,000  Unisys Corp. sr. notes 7 7/8s, 2008                                                         1,470,000
            360,000  Verio Inc. 144A sr. notes 11 1/4s, 2008                                                       405,000
                                                                                                            --------------
                                                                                                                 4,711,888

Conglomerates (0.1%)
--------------------------------------------------------------------------------------------------------------------------
            740,000  Axia, Inc. company guaranty 10 3/4s, 2008                                                     736,300
            140,000  Dine S.A. de C.V. company guaranty 8 3/4s, 2007 (Mexico)                                      116,200
          1,075,000  Cathay International Ltd. 144A sr. notes 13s, 2008 (China)                                    247,250
                                                                                                            --------------
                                                                                                                 1,099,750

Consumer Durable Goods (0.1%)
--------------------------------------------------------------------------------------------------------------------------
            630,000  Albecca Inc. company guaranty 10 3/4s, 2008                                                   535,500
             50,000  Hedstrom Holdings, Inc. 144A sr. disc. notes stepped-
                       coupon zero % (12s, 6/1/02), 2009 (STP)                                                      18,500
            520,000  Interact Systems, Inc. 144A stepped-coupon zero %
                       (14s, 8/1/99), 2003 (STP)                                                                    67,600
            190,000  Iron Age Corp. company guaranty 9 7/8s, 2008                                                  138,700
            120,000  Sealy Mattress Co. sr. sub. notes Ser. B, 9 7/8s, 2007                                        119,100
                                                                                                            --------------
                                                                                                                   879,400

Consumer Services (0.2%)
--------------------------------------------------------------------------------------------------------------------------
          1,050,000  Coinmach Corp. sr. notes Ser. D, 11 3/4s, 2005                                              1,155,000
            280,000  Protection One, Inc. sr. disc. notes stepped-coupon
                       zero %, (13 5/8s, 6/30/00), 2005 (STP)                                                      319,200
                                                                                                            --------------
                                                                                                                 1,474,200

Cosmetics (0.2%)
--------------------------------------------------------------------------------------------------------------------------
            320,000  French Fragrances, Inc. company guaranty Ser. D,
                       10 3/8s, 2007                                                                               326,400
             95,000  French Fragrances, Inc. sr. notes Ser. B, 10 3/8s, 2007                                        94,288
            380,000  Revlon Consumer Products sr. notes 9s, 2006                                                   380,000
            850,000  Revlon Consumer Products sr. sub. notes 8 5/8s, 2008                                          790,500
                                                                                                            --------------
                                                                                                                 1,591,188

Electric Utilities (1.5%)
--------------------------------------------------------------------------------------------------------------------------
            320,000  Applied Power Inc. sr. sub. notes 8 3/4s, 2009                                                324,800
          1,500,000  Calpine Corp. sr. notes 8 3/4s, 2007                                                        1,531,050
            700,000  Calpine Corp. sr. notes 7 7/8s, 2008                                                          703,500
          1,000,000  Cleveland Electric Illuminating Co. bonds 6.86s, 2008                                       1,004,530
          2,300,000  Midland Funding II Corp. deb. Ser. A, 11 3/4s, 2005                                         2,607,050
          1,000,000  Midland Funding II Corp. deb. Ser. B, 13 1/4s, 2006                                         1,233,030
            360,000  Niagara Mohawk Power Corp. sr. notes Ser. E, 7 3/8s, 2003                                     377,435
            370,000  Niagara Mohawk Power Corp. sr. notes Ser. F, 7 5/8s, 2005                                     381,374
            215,000  Niagara Mohawk Power Corp. sr. notes Ser. G, 7 3/4s, 2008                                     230,848
          1,692,337  Northeast Utilities System notes Ser. A, 8.58s, 2006                                        1,763,905
            113,333  Northeast Utilities System notes Ser. B, 8.38s, 2005                                          116,928
          1,290,000  Panda Global Energy Co. company guaranty 12 1/2s,
                       2004 (China)                                                                                645,000
            660,000  York Power Funding 144A notes 12s, 2007
                       (Cayman Islands)                                                                            663,300
                                                                                                            --------------
                                                                                                                11,582,750

Electronics (0.7%)
--------------------------------------------------------------------------------------------------------------------------
            905,000  Celestica International Ltd. 144A sr. sub. notes 10 1/2s,
                       2006 (Canada)                                                                               997,763
            120,000  Details, Inc. sr. sub. notes Ser. B, 10s, 2005                                                108,600
            190,000  DII Group, Inc. (The) sr. sub. notes 8 1/2s, 2007                                             190,950
            675,000  Flextronics International Ltd. sr. sub. notes Ser. B,
                       8 3/4s, 2007                                                                                691,875
            120,000  HCC Industries, Inc. company guaranty 10 3/4s, 2007                                           115,200
          1,160,000  Metromedia Fiber Network, Inc. 144A sr. notes 10s, 2008                                     1,241,200
            100,000  Moog, Inc. sr. sub. notes Ser. B, 10s, 2006                                                   104,125
            130,000  Samsung Electronics 144A company guaranty 9 3/4s, 2003                                        132,600
          1,250,000  Viasystems, Inc. sr. notes Ser. B, 9 3/4s, 2007                                             1,168,750
              5,000  Viasystems Inc. sr. sub notes 9 3/4s, 2007                                                      4,706
            570,000  Wavetek Corp. company guaranty 10 1/8s, 2007                                                  530,100
                                                                                                            --------------
                                                                                                                 5,285,869

Entertainment (0.7%)
--------------------------------------------------------------------------------------------------------------------------
          2,240,000  ITT Corp. notes 6 3/4s, 2005                                                                2,031,322
          1,275,000  Premier Parks, Inc. sr. notes 9 1/4s, 2006                                                  1,319,625
            730,000  SFX Entertainment, Inc. 144A company guaranty
                       Ser. B, 9 1/8s, 2008                                                                        738,213
            510,000  SFX Entertainment Inc. 144A sr. sub. notes 9 1/8s, 2008                                       515,100
            640,000  Silver Cinemas Inc. sr. sub. notes 10 1/2s, 2005                                              339,200
          1,050,000  United Artists Theatre 144A sr. sub. notes 9 3/4s, 2008                                       861,000
                                                                                                            --------------
                                                                                                                 5,804,460

Environmental Control (0.3%)
--------------------------------------------------------------------------------------------------------------------------
          2,610,000  Allied Waste Industries, Inc. company guaranty Ser. B,
                       7 7/8s, 2009                                                                              2,531,700

Financial Services (1.0%)
--------------------------------------------------------------------------------------------------------------------------
          1,050,000  Aames Financial Corp. sr. notes 9 1/8s, 2003                                                  714,000
          1,060,000  Advanta Corp. med. term notes Ser. D, 6.92s, 2002                                             920,854
            350,000  Advanta Corp. med. term notes Ser. B, 7s, 2001                                                312,753
            780,000  Cellco Finance Corp. NV 144A sr. sub. notes 15s, 2005
                       (Netherlands)                                                                               754,650
            320,000  Contifinancial Corp. sr. notes 8 1/8s, 2008                                                   236,800
          1,320,000  Contifinancial Corp. sr. notes 7 1/2s, 2002                                                 1,003,200
            750,000  Imperial Credit Capital Trust I 144A company guaranty
                       10 1/4s, 2002                                                                               585,000
            125,000  Imperial Credit Industries, Inc. sr. notes 9 7/8s, 2007                                       107,500
            500,000  Nationwide Credit Inc. sr. notes Ser. A, 10 1/4s, 2008                                        217,500
          1,500,000  RBF Finance 144A company guaranty 11 3/8s, 2009                                             1,586,250
          1,710,000  RBF Finance 144A company guaranty 11s, 2006                                                 1,795,500
            120,000  Resource America Inc. 144A sr. notes 12s, 2004                                                106,800
                                                                                                            --------------
                                                                                                                 8,340,807

Food and Beverages (0.6%)
--------------------------------------------------------------------------------------------------------------------------
            500,000  Ameriserve Food Co. company guaranty 10 1/8s, 2007                                            355,000
            870,000  Ameriserve Food Co. company guaranty 8 7/8s, 2006                                             731,888
             65,000  Aurora Foods, Inc. sr. sub. notes Ser. B, 9 7/8s, 2007                                         70,200
            920,000  Aurora Foods, Inc. 144A ser. sub. notes Ser. D, 9 7/8s, 2007                                  993,600
          1,050,000  Doane Products Co. 144A sr. sub. notes 9 3/4s, 2007                                         1,106,438
            200,000  Nebco Evans Holding Co. sr. disc. notes stepped-coupon
                       zero % (12 3/8s, 7/15/02), 2007 (STP)                                                        76,000
            990,000  RAB Enterprises, Inc. company guaranty 10 1/2s, 2005                                          495,000
            610,000  Triarc Consumer Products, Inc. 144A sr. sub. notes
                       10 1/4s, 2009                                                                               608,475
                                                                                                            --------------
                                                                                                                 4,436,601

Gaming (1.4%)
--------------------------------------------------------------------------------------------------------------------------
            970,000  Argosy Gaming Co. company guaranty 13 1/4s, 2004                                            1,096,100
          1,200,000  Boyd Gaming Corp. sr. sub. notes 9 1/2s, 2007                                               1,230,000
            185,000  Casino America, Inc. sr. notes 12 1/2s, 2003                                                  211,131
            330,000  Circus Circus Enterprises, Inc. sr. notes 6.45s, 2006                                         301,376
          1,370,300  Colorado Gaming & Entertainment Co. sr. notes 12s, 2003                                     1,411,409
            720,000  Fitzgeralds Gaming Corp. company guaranty Ser. B,
                       12 1/4s, 2004                                                                               378,000
            270,000  Harrahs Entertainment, Inc. company guaranty 7 1/2s, 2009                                     269,260
            900,000  Hollywood Casino Corp. sr. notes 12 3/4s, 2003                                                976,500
            510,000  Hollywood Park Inc. 144A sr. sub. notes 9 1/4s, 2007                                          522,750
            150,000  Isle of Capri Black Hawk LLC 144A 1st mortgage
                       Ser. B, 13s, 2004                                                                           162,750
          2,000,000  Mohegan Tribal Gaming, Auth. 144A sr. sub. notes 8 3/4s,
                       2009                                                                                      2,085,000
            680,000  Mohegan Tribal Gaming, Auth. 144A sr. notes 8 1/8s, 2006                                      695,300
            500,000  Park Place Entertainment sr. sub. notes 7 7/8s, 2005                                          491,250
            500,000  PRT Funding Corp. sr. notes 11 5/8s, 2004 (In default) (NON)                                  224,375
          1,320,000  Trump Castle Funding 144A sub. notes 10 1/4s, 2003                                          1,333,200
                                                                                                            --------------
                                                                                                                11,388,401

Health Care (1.6%)
--------------------------------------------------------------------------------------------------------------------------
            530,000  Columbia/HCA Healthcare Corp. notes 7 1/4s, 2008                                              483,943
            430,000  Conmed Corp. company guaranty 9s, 2008                                                        432,150
          1,250,000  Extendicare Health Services, Inc. company guaranty
                       9.35s, 2007                                                                               1,000,000
            550,000  Global Health Sciences company guaranty 11s, 2008                                             346,500
            660,000  Hudson Respiratory Care, Inc. sr. sub. notes 9 1/8s, 2008                                     534,600
          1,400,000  Integrated Health Services, Inc. sr. sub. notes Ser. A,
                       9 1/2s, 2007                                                                                910,000
            710,000  Integrated Health Services, Inc. sr. sub. notes Ser. A,
                       9 1/4s, 2008                                                                                454,400
          1,720,000  Magellan Health Services, Inc. sr. sub. notes 9s, 2008                                      1,470,600
          1,000,000  Magellan Health Services, Inc. bank term loan 8s, 2005                                        930,000
            310,000  Mariner Post-Acute Network, Inc. sr. sub. notes stepped-
                       coupon Ser. B, zero % (10 1/2s, 11/1/02), 2007 (STP)                                         58,900
          1,480,000  Mariner Post-Acute Network, Inc. sr. sub. notes Ser. B,
                       9 1/2s, 2007                                                                                458,800
            530,000  MedPartners, Inc. sr. notes 7 3/8s, 2006                                                      413,400
          1,130,000  MedPartners, Inc. sr. sub. notes 6 7/8s, 2000                                                 995,813
          1,590,000  Multicare Cos., Inc. sr. sub. notes 9s, 2007                                                1,065,300
            620,000  Paracelsus Healthcare sr. sub. notes 10s, 2006                                                440,200
          1,005,000  Sun Healthcare Group, Inc. sr. sub. notes Ser. B,
                       9 1/2s, 2007                                                                                302,756
            230,000  Tenet Healthcare Corp. sr. notes 8 5/8s, 2003                                                 234,600
            370,000  Tenet Healthcare Corp. sr. sub. notes 8 5/8s, 2007                                            371,850
            680,000  Tenet Healthcare Corp. 144A sr. sub. notes 8 1/8s, 2008                                       656,200
          1,370,000  Tenet Healthcare Corp.144A sr. notes 7 5/8s, 2008                                           1,322,050
                                                                                                            --------------
                                                                                                                12,882,062

Lodging (1.1%)
--------------------------------------------------------------------------------------------------------------------------
            460,000  Epic Resorts LLC company guaranty Ser. B, 13s, 2005                                           432,400
          1,665,000  HMH Properties, Inc. company guaranty Ser. B, 7 7/8s, 2008                                  1,598,400
          1,750,000  Host Marriott Travel Plaza sr. notes Ser. B, 9 1/2s, 2005                                   1,835,313
            550,000  Prime Hospitality Corp. sub. notes 9 3/4s, 2007                                               568,563
          1,000,000  Starwood Hotels & Resorts bank term loan 7.861s, 2003                                         997,500
          2,240,000  Starwood Hotels & Resorts notes 6 3/4s, 2003                                                2,088,128
          1,000,000  Sun International Hotels Ltd. company guaranty 9s, 2007                                     1,047,500
            100,000  Sun International Hotels Ltd. sr. sub. notes 8 5/8s, 2007                                     103,500
                                                                                                            --------------
                                                                                                                 8,671,304

Medical Supplies and Devices (0.3%)
--------------------------------------------------------------------------------------------------------------------------
            340,000  ALARIS Medical Systems, Inc. company guaranty
                       9 3/4s, 2006                                                                                344,250
            450,000  Dade International, Inc. sr. sub. notes Ser. B, 11 1/8s, 2006                                 502,875
            140,000  Kinetic Concepts, Inc. company guaranty Ser. B, 9 5/8s, 2007                                  135,800
            500,000  Leiner Health Products sr. sub. notes 9 5/8s, 2007                                            507,500
            610,000  Mediq, Inc. company guaranty 11s, 2008                                                        530,700
            560,000  Mediq, Inc. deb. stepped-coupon zero %, (13s, 6/1/03)
                       2009 (STP)                                                                                  224,000
                                                                                                            --------------
                                                                                                                 2,245,125

Metals and Mining (0.5%)
--------------------------------------------------------------------------------------------------------------------------
          1,000,000  Ameristeel Corp. company guaranty Ser. B, 8 3/4s, 2008                                        996,250
            200,000  Anker Coal Group, Inc. sr. notes Ser. B, 9 3/4s, 2007                                         110,000
            210,000  Continental Global Group sr. notes Ser. B, 11s, 2007                                          184,800
          1,030,000  Lodestar Holdings, Inc. company guaranty 11 1/2s, 2005                                        824,000
            470,000  Neenah Foundry Co. 144A sr. sub. notes 11 1/8s, 2007                                          495,850
            750,000  Weirton Steel Co. sr. notes 11 3/8s, 2004                                                     720,000
            490,000  WHX Corp. sr. notes 10 1/2s, 2005                                                             472,850
                                                                                                            --------------
                                                                                                                 3,803,750

Motion Picture Distribution (0.3%)
--------------------------------------------------------------------------------------------------------------------------
            500,000  AMC Entertainment, Inc. 144A sr. sub. notes 9 1/2s, 2011                                      472,500
            640,000  AMC Entertainment, Inc. sr. sub. notes 9 1/2s, 2009                                           611,200
            900,000  Cinemark USA, Inc. sr. sub. notes 9 5/8s, 2008 (Mexico)                                       929,250
          2,142,000  Diva Systems Corp. sr. disc. notes, stepped-coupon
                       Ser. B, zero % (12 5/8s, 3/1/03), 2008 (STP)                                                631,890
                                                                                                            --------------
                                                                                                                 2,644,840

Oil and Gas (1.5%)
--------------------------------------------------------------------------------------------------------------------------
            625,000  Abraxas Petroleum Corp. 144A company guaranty Ser. D,
                       11 1/2s, 2004                                                                               375,000
            550,000  Belco Oil & Gas Corp. company guaranty Ser. B,
                       10 1/2s, 2006                                                                               558,938
            640,000  Benton Oil & Gas Co. sr. notes 11 5/8s, 2003                                                  448,000
             75,000  Benton Oil & Gas Co. sr. notes 9 3/8s, 2007                                                    45,000
          1,020,000  Chesapeake Energy Corp. company guaranty Ser. B,
                       9 5/8s, 2005                                                                                846,600
          1,000,000  Cliffs Drilling Co. company guaranty Ser. D, 10 1/4s, 2003                                    960,000
          1,810,000  CMS Energy Corp. sr. notes 6 3/4s, 2004                                                     1,784,045
            460,000  Dailey Petroleum Services Corp. company guaranty
                       9 1/2s, 2008                                                                                184,000
            440,000  Eagle Geophysical, Inc. company guaranty Ser. B,
                       10 3/4s, 2008                                                                               264,000
            100,000  Gothic Energy Corp. sr. disc. notes, stepped-coupon Ser. B,
                       zero % (14 1/8s, 5/1/03), 2006 (STP)                                                         31,000
            450,000  Gothic Production Corp. company guaranty Ser. B,
                       11 1/8s, 2005                                                                               342,000
            570,000  Gulf Canada Resources Ltd. sr. sub. notes 9 5/8s,
                       2005 (Canada)                                                                               582,825
            450,000  Gulf Canada Resources, Ltd. sr. notes 8 3/8s, 2005 (Canada)                                   447,750
            450,000  Michael Petroleum Corp. sr. notes Ser. B, 11 1/2s, 2005                                       328,500
            620,000  Ocean Energy, Inc. company guaranty Ser. B, 8 7/8s, 2007                                      615,350
            680,000  Ocean Energy, Inc. company guaranty Ser. B, 8 3/8s, 2008                                      646,000
            890,000  Petro Geo-Services notes ADR 7 1/2s, 2007 (Norway)                                            918,062
            300,000  Pogo Producing Co. sr. sub. notes Ser. B, 8 3/4s, 2007                                        279,000
            400,000  RAM Energy Inc. sr. notes 11 1/2s, 2008                                                       256,000
            360,000  Seven Seas Petroleum sr. notes Ser. B, 12 1/2s, 2005                                          216,000
             55,000  Transamerican Energy sr. disc. notes stepped-coupon
                       Ser. B, zero % (13s, 6/15/99), 2002 (STP)                                                    13,819
          2,150,000  Transamerican Energy sr. notes Ser. B, 11 1/2s, 2002                                          537,500
            335,000  Transamerican Refining Corp. sr. sub. notes Ser. B, 16s, 2003                                  33,500
            518,000  TransTexas Gas Corp. sr. sub. notes Ser. D, 13 3/4s, 2001                                     155,400
          1,050,000  Vintage Petroleum 144A sr. sub. notes 9 3/4s, 2009                                          1,071,000
            500,000  XCL Ltd. 144A company guaranty 13 1/2s, 2004                                                  410,000
                                                                                                            --------------
                                                                                                                12,349,289

Packaging and Containers (0.8%)
--------------------------------------------------------------------------------------------------------------------------
            120,000  AEP Industries, Inc. sr. sub. notes 9 7/8s, 2007                                              123,000
            480,000  Ball Corp. company guaranty 7 3/4s, 2006                                                      494,400
            370,000  Owens-Illinois, Inc. sr. notes 8.1s, 2007                                                     386,961
            700,000  Owens-Illinois, Inc. sr. notes 7.35s, 2008                                                    693,630
          1,110,000  Owens-Illinois, Inc. sr. notes 7.15s, 2005                                                  1,092,873
            970,000  Packaging Corp. 144A sr. sub. notes 9 5/8s, 2009                                              970,000
          2,510,000  Riverwood International Corp. company guaranty
                       10 7/8s, 2008                                                                             2,422,150
            450,000  Riverwood International Corp. company guaranty
                       10 5/8s, 2007                                                                               472,500
                                                                                                            --------------
                                                                                                                 6,655,514

Paper and Forest Products (0.9%)
--------------------------------------------------------------------------------------------------------------------------
            215,000  Huntsman Packaging Corp. company guaranty 9 1/8s, 2007                                        215,000
            780,000  Impac Group Inc. company guaranty Ser. B, 10 1/8s, 2008                                       772,200
          1,310,000  Indah Kiat Financial Mauritius Ltd. company guaranty 10s,
                       2007 (Indonesia)                                                                            720,500
            995,000  Jefferson Smurfit bank term loan 8.65s, 2006                                                  996,244
          2,375,000  Pindo Deli Finance Mauritius Ltd. company guaranty 10 3/4s,
                       2007 (Indonesia)                                                                          1,246,875
            780,000  Pacifica Papers, Inc. 144A sr. notes 10s, 2009 (Canada)                                       797,550
          2,445,000  PT Pabrik Kertas Tjiwi Kimia company guaranty 10s,
                       2004 (Indonesia)                                                                          1,295,850
            850,000  Republic Group Inc. sr. sub. notes 9 1/2s, 2008                                               858,500
                                                                                                            --------------
                                                                                                                 6,902,719

Pharmaceuticals (0.1%)
--------------------------------------------------------------------------------------------------------------------------
            900,000  ICN Pharmaceuticals, Inc. 144A sr. notes 9 1/4s, 2005                                         929,250

Photography (--%)
--------------------------------------------------------------------------------------------------------------------------
            190,000  PX Escrow Corp. sr. disc. notes stepped-coupon zero %
                       (9 5/8s, 2/1/02), 2006 (STP)                                                                110,200

Publishing (0.6%)
--------------------------------------------------------------------------------------------------------------------------
            375,000  Affinity Group Holdings sr. notes 11s, 2007                                                   375,000
            500,000  American Media Operation, Inc. sr. sub. notes 11 5/8s, 2004                                   540,000
          1,450,000  Garden State Newspapers 144A sr. sub. notes 8 5/8s, 2011                                    1,460,875
            750,000  Garden State Newspapers, Inc. sr. sub. notes Ser. B,
                       8 3/4s, 2009                                                                                750,000
          1,390,000  Perry-Judd company guaranty 10 5/8s, 2007                                                   1,438,650
             72,732  Von Hoffman Press, Inc. 144A sr. sub. notes 13 1/2s, 2009                                      75,641
            100,000  Von Hoffman Press Inc. 144A sr. sub. notes 10 3/8s, 2007                                      102,750
                                                                                                            --------------
                                                                                                                 4,742,916

Railroads (0.2%)
--------------------------------------------------------------------------------------------------------------------------
          1,475,000  TFM S.A. de C.V. company guaranty 10 1/4s, 2007 (Mexico)                                    1,320,125

Restaurants (0.1%)
--------------------------------------------------------------------------------------------------------------------------
            500,000  FRD Acquisition Co. sr. notes Ser. B, 12 1/2s, 2004                                           505,000

Retail (0.4%)
--------------------------------------------------------------------------------------------------------------------------
            510,000  Fred Meyer, Inc. company guaranty 7.45s, 2008                                                 537,387
            260,000  Home Interiors & Gifts, Inc. company guaranty 10 1/8s, 2008                                   262,600
            600,000  Mothers Work, Inc. sr. notes 12 5/8s, 2005                                                    624,000
            440,000  NBTY Inc. 144A sr. sub. notes 8 5/8s, 2007                                                    411,400
            995,000  North Atlantic Trading Co. company guaranty Ser. B,
                       11s, 2004                                                                                 1,004,950
            260,000  Zale Corp. sr. notes Ser. B, 8 1/2s, 2007                                                     265,200
                                                                                                            --------------
                                                                                                                 3,105,537

Satellite Services (0.1%)
--------------------------------------------------------------------------------------------------------------------------
            700,000  Golden Sky Systems 144A sr. sub. notes 12 3/8s, 2006                                          777,000
            390,000  Satelites Mexicanos S.A. de C.V. 144A sr. notes 10 1/8s,
                       2004 (Mexico)                                                                               319,800
                                                                                                            --------------
                                                                                                                 1,096,800

Semiconductors (0.3%)
--------------------------------------------------------------------------------------------------------------------------
            147,667  Cirent Semiconductor sr. sub. notes 10.22s, 2002                                              151,912
            148,696  Cirent Semiconductor 144A sr. sub. notes 10.14s, 2004                                         152,971
            261,498  Fairchild Semiconductor Corp. 144A sr. sub. notes
                       11.74s, 2008 (PIK)                                                                          253,653
          1,375,000  Fairchild Semiconductor Corp. sr. sub. notes 10 1/8s, 2007                                  1,361,250
            800,000  Zilog, Inc. company guaranty Ser. B, 9 1/2s, 2005                                             664,000
                                                                                                            --------------
                                                                                                                 2,583,786

Shipping (0.2%)
--------------------------------------------------------------------------------------------------------------------------
            240,000  International Shipholding Corp. sr. notes 7 3/4s, 2007                                        230,400
            900,000  Johnstown America Industries, Inc. company guaranty
                       Ser. C, 11 3/4s, 2005                                                                       976,500
            360,000  MC Shipping, Inc. sr. notes Ser. B, 11 1/4s, 2008                                             228,600
            840,000  Pegasus Shipping 144A units company guaranty stepped-
                       coupon zero % (14 1/2s. 6/20/03), 2008 (Bermuda) (STP)                                      336,000
                                                                                                            --------------
                                                                                                                 1,771,500

Specialty Consumer Products (0.1%)
--------------------------------------------------------------------------------------------------------------------------
            670,000  Decora Industries, Inc. sr. sec. notes Ser. B, 11s, 2005                                      646,550

Steel (0.4%)
--------------------------------------------------------------------------------------------------------------------------
          1,570,000  AK Steel Corp. 144A sr. notes 7 7/8s, 2009                                                  1,566,075
            930,000  California Steel Industries 144A sr. notes 8 1/2s, 2009                                       939,300
            490,000  National Steel Corp. 144A 1st mtge. 9 7/8s, 2009                                              503,475
            430,000  National Steel Corp. 144A 1st mtge. Ser. B, 9 7/8s, 2009                                      441,825
                                                                                                            --------------
                                                                                                                 3,450,675

Supermarkets (0.1%)
--------------------------------------------------------------------------------------------------------------------------
            200,000  Southland Corp. deb. Ser. A, 4 1/2s, 2004                                                     167,750
          1,250,000  Southland Corp. deb. 4s, 2004                                                                 978,125
                                                                                                            --------------
                                                                                                                 1,145,875

Telecommunications (5.4%)
--------------------------------------------------------------------------------------------------------------------------
            300,000  Barak I.T.C. sr. disc. notes stepped-coupon Ser. B, zero %
                       (12 1/2s, 11/15/02), 2007 (Israel) (STP)                                                    168,000
            480,000  Bestel S.A. de C.V. sr. disc. notes stepped-coupon zero %
                       (12 3/4s, 5/15/03), 2005 (Mexico) (STP)                                                     297,600
            460,000  Birch Telecom, Inc. sr. notes 14s, 2008                                                       420,900
            460,000  CapRock Communications Corp. sr. notes Ser. B, 12s, 2008                                      468,050
          1,910,000  Colt Telecommunications Group PLC sr. disc. notes stepped-
                       coupon zero %, (12s, 12/15/01), 2006 (United Kingdom) (STP)                               1,621,113
            615,000  Covad Communications Group, Inc. sr. disc. notes stepped-
                       coupon Ser. B, zero % (13 1/2s, 03/15/03), 2008 (STP)                                       341,325
          1,400,000  Covad Communications Group, Inc. 144A sr. notes
                       12 1/2s, 2009                                                                             1,407,000
          2,795,000  DTI Holdings Inc. sr. disc. notes, stepped-coupon Ser. B,
                       zero % (12 1/2s, 03/01/03), 2008 (STP)                                                      768,625
          1,500,000  Econophone Inc. company guaranty 13 1/2s, 2007                                              1,597,500
          1,060,000  Econophone, Inc. 144A notes stepped-coupon zero %
                       (11s, 2/15/03), 2008 (STP)                                                                  583,000
            155,000  Esprit Teleom Group PLC sr. notes 11 1/2s, 2007
                       (United Kingdom)                                                                            166,304
          2,050,000  Firstworld Communication Corp. sr. disc. notes stepped-
                       coupon zero % (13, 4/15/03), 2008 (STP)                                                     758,500
          1,300,000  Focal Communications Corp. sr. disc. notes, stepped-
                       coupon zero % (12 1/8s, 02/15/03), 2008 (STP)                                               728,000
          2,910,000  Global Crossing Holdings, Ltd. company guaranty 9 5/8s, 2008                                3,241,013
          1,000,000  GST Equipment Funding sr. notes 13 1/4s, 2007                                               1,046,250
          2,437,000  GST Telecommunications, Inc. company guaranty stepped-
                       coupon zero % (13 7/8s, 12/15/00), 2005 (STP)                                             1,925,230
            860,000  GST Telecommunications, Inc. 144A sr. disc. notes
                       stepped-coupon zero % (10 1/2s, 5/1/03), 2008 (STP)                                         447,200
            380,000  Hyperion Telecommunications, Inc. sr. disc. notes
                       stepped-coupon Ser. B, zero % (13s, 4/15/01), 2003 (STP)                                    313,500
            400,000  Hyperion Telecommunications, Inc. sr. notes Ser. B,
                       12 1/4s, 2004                                                                               435,000
            940,000  Hyperion Telecommunications, Inc. 144A sr. sub.
                       notes 12s, 2007                                                                             979,950
            860,000  ICG Holdings, Inc. sr. disc. notes stepped-coupon zero %
                       (13 1/2s, 9/15/00), 2005 (Canada) (STP)                                                     761,100
          4,580,000  ICG Services, Inc. sr. disc. notes stepped-coupon zero %
                       (9 7/8s, 5/1/03), 2008 (STP)                                                              2,736,550
            820,000  Intermedia Communications, Inc. sr. disc. notes stepped-
                       coupon Ser. B, zero % (11 1/4s, 7/15/02), 2007 (STP)                                        623,200
          1,790,000  Intermedia Communications, Inc. sr. notes Ser. B,
                       8.6s, 2008                                                                                1,790,000
            830,000  Intermedia Communications, Inc. sr. notes Ser. B,
                       8 1/2s, 2008                                                                                825,850
          1,390,000  International Cabletel, Inc. sr. notes stepped-coupon
                       Ser. B, zero % (11 1/2s, 2/01/01), 2006 (STP)                                             1,209,300
            810,000  IXC Communications, Inc. sr. sub. notes 9s, 2008                                              842,400
          2,445,000  KMC Telecom Holdings, Inc. sr. disc. notes stepped-coupon
                       zero % (12 1/2s, 2/15/03), 2008 (STP)                                                     1,344,750
          1,420,000  Knology Holdings, Inc. sr. disc. notes stepped-coupon
                       zero %, (11 7/8s, 10/15/02), 2007 (STP)                                                     766,800
            150,000  L-3 Communications Corp. sr. sub. notes Ser. B,
                       10 3/8s, 2007                                                                               165,375
            530,000  L-3 Communications Corp. sr. sub. notes 8 1/2s, 2008                                          552,525
            330,000  L-3 Communications Corp. company guaranty Ser. B, 8s, 2008                                    334,125
            610,000  Logix Communications Enterprises sr. notes 12 1/4s, 2008                                      549,000
            140,000  MetroNet Communications Corp. sr. disc. notes stepped-
                       coupon zero % (10 3/4s, 11/1/02), 2007 (Canada) (STP)                                       112,700
            810,000  MetroNet Communications Corp. sr. disc. notes stepped-
                       coupon zero % (9.95s, 6/15/03), 2008 (Canada) (STP)                                         625,725
          1,370,000  MetroNet Communications Corp. 144A sr. notes
                       10 5/8s, 2008 (Canada)                                                                    1,596,050
          1,270,000  Microcell Telecommunications sr. disc. notes stepped-coupon
                       Ser. B, zero % (14s, 12/1/01), 2006 (Canada) (STP)                                        1,035,050
            100,000  Netia Holdings B.V. 144A company guaranty 10 1/4s,
                       2007 (Poland)                                                                                92,500
             60,000  Netia Holdings B.V. 144A company guaranty stepped-coupon
                       zero % (11 1/4s, 11/1/01), 2007 (Poland) (STP)                                               38,700
            770,000  NorthEast Optic Network, Inc. sr. notes 12 3/4s, 2008                                         800,800
            990,000  Pathnet, Inc. sr. notes 12 1/4s, 2008                                                         534,600
            520,000  Qwest Communications International, Inc. 144A sr. notes
                       7 1/4s, 2008                                                                                534,300
          1,040,000  Qwest Communications International, Inc. sr. disc. notes
                       stepped-coupon zero % (8.29s, 2/1/03), 2008 (STP)                                           800,800
            540,000  Qwest Communications International, Inc. sr. disc. notes
                       stepped-coupon zero % (9.47s, 10/15/02), 2007 (STP)                                         427,950
          1,220,000  Rhythms Netconnections, Inc. sr. disc. notes stepped-coupon
                       Ser. B, zero % (13 1/2s, 5/15/03), 2008 (STP)                                               671,000
            860,000  Startec Global Communications Corp. sr. notes 12s, 2008                                       778,300
            895,000  Telecommunications Techniques, Inc. company guaranty
                       9 3/4s, 2008                                                                                903,950
            370,000  Telehub Communications Corp. company guaranty
                       stepped-coupon zero % (13 7/8s, 7/31/02), 2005 (STP)                                        222,000
          1,115,000  Teligent, Inc. sr. notes 11 1/2s, 2007                                                      1,059,250
          1,300,000  Time Warner Telecom Inc. sr. notes 9 3/4s, 2008                                             1,391,000
            220,000  Versatel Telecom B.V. 144A sr. notes 13 1/4s, 2008 (Netherlands)                              231,550
            510,000  Versatel Telecom B.V. sr. notes 13 1/4s, 2008 (Netherlands)                                   536,775
          1,000,000  WinStar Communications. Inc. sr. sub. notes 11s, 2008                                         580,000
                                                                                                            --------------
                                                                                                                43,188,035

Telephone Services (2.4%)
--------------------------------------------------------------------------------------------------------------------------
            230,000  Allegiance Telecom, Inc. sr. notes 12 7/8s, 2008                                              254,725
          1,055,000  Allegiance Telecom, Inc. sr. disc. notes stepped-coupon
                       Ser. B, zero % (11 3/4s, 2/15/03), 2008 (STP)                                               656,738
          1,650,000  BTI Telecom Corp. sr. notes 10 1/2s, 2007                                                   1,501,500
            520,000  Call-Net Enterprises Inc. sr. notes 8s, 2008 (Canada)                                         514,800
          1,570,000  Call-Net Enterprises, Inc. sr. disc. notes stepped-coupon
                       zero % (8.94s, 8/15/03), 2008 (Canada) (STP)                                              1,036,200
          1,000,000  E. Spire Communications, Inc. sr. disc. notes stepped-coupon
                       zero % (13s, 11/1/00), 2005 (STP)                                                           680,000
            445,000  E. Spire Communications, Inc. sr. disc. notes stepped-coupon
                       zero % (12 3/4s, 4/1/01), 2006 (STP)                                                        295,907
            170,000  Facilicom International sr. notes Ser. B, 10 1/2s, 2008                                       131,325
          1,340,000  Flag Ltd. 144A sr. notes 8 1/4s, 2008 (Bermuda)                                             1,299,800
            380,000  Globo Communicacoes 144A sr. notes 10 5/8s, 2008 (Brazil)                                     243,200
            280,000  Globo Communicacoes 144A company guaranty 10 1/2s,
                       2006 (Brazil)                                                                               182,000
          1,142,000  ITC Deltacom, Inc. sr. notes 11s, 2007                                                      1,257,628
            380,000  Level 3 Communication, Inc. sr. notes 9 1/8s, 2008                                            380,950
            270,000  Long Distance International, Inc. sr. notes 12 1/4s, 2008                                     189,000
          1,200,000  McLeodUSA, Inc. 144A sr. notes 8 1/8s, 2009                                                 1,197,000
          1,500,000  McLeodUSA, Inc. sr. disc. notes stepped-coupon zero %,
                       (10 1/2s, 3/1/02), 2007 (STP)                                                             1,203,750
            280,000  OnePoint Communications, Corp. 144A sr. notes
                       14 1/2s, 2008                                                                               145,600
          1,490,000  Primus Telecommunications Group, Inc. sr. notes Ser. B,
                       9 7/8s, 2008                                                                              1,437,850
            180,000  RCN Corp. sr. disc. notes stepped-coupon zero %,
                       (11 1/8s, 10/15/02), 2007 (STP)                                                             121,500
          1,340,000  RSL Communications, Ltd. company guaranty 12 1/4s, 2006                                     1,463,950
            450,000  RSL Communications, Ltd. 144A 10 1/2s, 2008                                                   477,000
            120,000  RSL Communications, Ltd. company guaranty, stepped-
                       coupon zero % (10 1/8s, 3/1/03), 2008 (STP)                                                  79,200
            410,000  RSL Communications, Ltd. company guaranty 9 1/8s, 2008                                        407,950
            275,000  Sprint Spectrum L.P. sr. notes 11s, 2006                                                      322,138
            760,000  Sprint Spectrum L.P. sr. disc. notes stepped-coupon zero %
                       (12 1/2s, 8/15/01), 2006 (STP)                                                              676,400
            115,000  Transtel S.A. 144A pass through certificates 12 1/2s,
                       2007 (Colombia)                                                                              48,300
            380,000  US Xchange LLC sr. notes 15s, 2008                                                            410,400
          2,260,000  Viatel, Inc. sr. notes 11 1/4s, 2008                                                        2,316,500
                                                                                                            --------------
                                                                                                                18,931,311

Textiles (0.2%)
--------------------------------------------------------------------------------------------------------------------------
          1,020,000  Galey & Lord Inc. company guaranty 9 1/8s, 2008                                               795,600
            190,000  Polymer Group, Inc. company guaranty Ser. B, 9s, 2007                                         194,275
            580,000  Polymer Group, Inc. company guaranty Ser. B, 8 3/4s, 2008                                     587,250
                                                                                                            --------------
                                                                                                                 1,577,125

Transportation (--%)
--------------------------------------------------------------------------------------------------------------------------
            350,000  Kitty Hawk, Inc. company guaranty 9.95s, 2004                                                 352,625

Wireless Communications (0.2%)
--------------------------------------------------------------------------------------------------------------------------
            750,000  American Mobile Satellite Corp. company guaranty
                       12 1/4s, 2008                                                                               345,000
            330,000  Clearnet Communications, Inc. sr. disc. notes
                       stepped-coupon zero % (14 3/4s, 12/15/00), 2005 (STP)                                       302,363
            620,000  Orbital Imaging Corp. sr. notes Ser. B, 11 5/8s, 2005                                         620,000
            255,000  Paging Network Do Brasil sr. notes 13 1/2s, 2005 (Brazil)                                     107,100
            135,000  Telesystem International Wireless Inc. sr. disc. notes stepped-coupon Ser. C, zero %, (10 1/2s, 11/1/02),
                       2007 (Canada) (STP)                                                                          65,138
                                                                                                            --------------
                                                                                                                 1,439,601
                                                                                                            --------------
                     Total Corporate Bonds and Notes (cost $345,166,559)                                    $  319,916,352

U.S. GOVERNMENT AND AGENCY OBLIGATIONS (35.7%) (a)
PRINCIPAL AMOUNT                                                                                                     VALUE

U. S. Government Agency Mortgage Obligations (21.2%)
--------------------------------------------------------------------------------------------------------------------------
                     Federal Home Loan Mortgage Corp.
     $      149,662    6 1/2s, September 1, 2002                                                            $      149,684
            427,253    7s, February 1, 2012                                                                        436,729
                     Federal National Mortgage Association Pass-through
                       Certificates
              3,767    8 1/2s, Dwarf, March 1, 2006                                                                  3,931
          1,996,054    7s, Dwarf, with due dates from May 1, 2011 to
                       May 1, 2011                                                                               2,039,089
         54,909,776    6 1/2s, with due dates from February 1, 2026 to
                       February 15, 2029                                                                        54,652,681
            887,099    6 1/2s, Dwarf, with due dates from August 1, 2010
                       to August 1, 2013                                                                           895,135
          6,428,760    6s, Dwarf, July 1, 2013                                                                   6,380,545
                     Government National Mortgage Association
                       Pass-through Certificates
          8,988,903    8s, with due dates from July 15, 2023 to February 15, 2028                                9,366,198
         28,148,060    7 1/2s, with due dates from January 15, 2023 to
                       October 15, 2027                                                                         29,004,291
         42,253,695    7s, with due dates from April 15, 2023 to May 15, 2028                                   42,917,631
         23,019,775    6 1/2s, with due dates from December 15, 2027 to
                       March 15, 2029                                                                           22,920,871
                                                                                                            --------------
                                                                                                               168,766,785

U.S. Treasury Obligations (14.5%)
--------------------------------------------------------------------------------------------------------------------------
                     U.S. Treasury Bonds
          9,540,000    12 3/8s, May 15, 2004 (SEG)                                                              12,507,799
         12,680,000    11 5/8s, November 15, 2004                                                               16,481,971
                     U.S. Treasury Notes
          9,680,000    6 1/8s, August 15, 2007 (SEG)                                                            10,133,702
         22,965,000    5 5/8s, May 15, 2008                                                                     23,377,681
         15,050,000    5 1/2s, May 31, 2003 (SEG)                                                               15,209,831
          9,325,000    5 1/2s, May 31, 2000                                                                      9,383,281
          7,750,000    5s, February 28, 2001                                                                     7,751,240
         10,910,000    4 3/4s, November 15, 2008                                                                10,509,385
          3,000,000    4 1/2s, September 30, 2000                                                                2,977,980
          7,930,000    4 1/4s, November 15, 2003                                                                 7,633,894
                                                                                                            --------------
                                                                                                               115,966,764
                                                                                                            --------------
                     Total U.S. Government and Agency Obligations
                       (cost $286,759,799)                                                                  $  284,733,549

FOREIGN GOVERNMENT BONDS AND NOTES (12.1%) (a)
PRINCIPAL AMOUNT                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
CAD       8,025,000  Canada (Government of) bonds Ser. WB60,
                       7 1/4s, 2007                                                                         $    6,089,637
USD         560,000  Colombia (Republic of) 8.625, 2008                                                            497,000
EUR      10,680,578  France (Government of) bonds 5 1/2s, 2007                                                  12,721,636
EUR      15,758,016  Germany (Federal Republic of) bonds Ser. 98,
                       5 1/4s, 2008                                                                             18,464,455
EUR       4,036,104  Italy (Government of) 5s, 2008                                                              4,593,066
EUR       9,211,738  Netherlands (Government of) 8 1/4s, 2007                                                   12,818,939
EUR       2,878,547  Spain (Government of) 6s, 2008                                                              3,499,810
SEK      60,900,000  Sweden (Government of) deb. Ser. 1041, 6s, 2005                                             8,202,499
RUB      28,930,000  U.S. Dollar GKO Pass Through Structured Note
                       (Issued by Deutsche Bank) The principal
                       at redemption is linked to the bid price
                       for the Russian Treasury Bill at maturity, and
                       the change in the spot rate of the Russian
                       Ruble from issue date, zero %, 1999
                       (in default)                                                                                 34,888
GBP      14,495,000  United Kingdom Treasury bonds 8s, 2000                                                     24,573,345
GBP       2,730,000  United Kingdom Treasury bonds 7 1/4s, 2007                                                  5,217,682
                                                                                                            --------------
                     Total Foreign Government Bonds and Notes
                       (cost $102,587,256)                                                                  $   96,716,957

BRADY BONDS (3.8%) (a)
PRINCIPAL AMOUNT                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
     $   11,100,000  Brazil (Government of) bonds 9 3/8s, 2008                                              $    8,325,000
         14,630,000  United Mexican States bonds 10 3/8s, 2009                                                  15,105,475
          2,940,000  United Mexican States bonds 9 3/4s, 2005                                                    2,942,940
          5,904,732  Venezuela (Government of) deb., FRB Ser. A,
                       6 3/4s, 2007                                                                              3,956,171
                                                                                                            --------------
                     Total Brady Bonds (cost $30,334,178)                                                   $   30,329,586

COLLATERALIZED MORTGAGE OBLIGATIONS (2.5%) (a)
PRINCIPAL AMOUNT                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
     $    2,878,546  Commercial Mortgage Acceptance Corp. Ser. 98-C2,
                       Class A1, 5.8s, 2006                                                                 $    2,853,359
         74,020,097  First Union-Lehman Brothers Commercial Mortgage Co.
                       Ser. 98-C2, Class IO (Interest Only), 0.80s, 2028                                         2,937,673
            410,456  Freddie Mac Ser. 1717, Class L, 6 1/2s, 2024                                                  410,024
                     Merrill Lynch Mortgage Investors, Inc.
          3,282,823    Ser. 98-C2, Class A1, 6.22s, 2030                                                         3,305,393
          4,990,000    Ser. 98-C2, Class D, 7.116s, 2030                                                         4,821,588
         21,477,541    Ser. 98-C2, Class IO, 1.587s, 2030                                                        1,652,664
          1,741,998  Morgan Stanley Capital Ser. 98-HF1, Class A1,
                       6.19s, 2007                                                                               1,752,613
          9,204,139  Mortgage Capital Funding, Inc. Ser. 97-MC2,
                       Class X, IO, 1.583s, 2012                                                                   687,085
            657,445  Prudential Home Mortgage Securities Ser. 93-57,
                       Class A4, 5.9s, 2023                                                                        658,951
            533,301  Rural Housing Trust Ser. 87-1, Class D, 6.33s, 2026                                           532,432
                                                                                                            --------------
                     Total Collateralized Mortgage Obligations
                       (cost $20,291,916)                                                                   $   19,611,782

PREFERRED STOCKS (2.1%) (a)
NUMBER OF SHARES                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
                259  21st Century Telecom Group 144A 13.75% cum. pfd. (PIK)                                 $      116,550
              7,986  AmeriKing, Inc. $3.25 pfd. (PIK)                                                              207,636
              2,313  Capstar Communications, Inc. Ser. E, $12.625 cum. pfd. (PIK)                                  284,499
                384  Concentric Network Corp. Ser. B, 13.50% pfd. (PIK)                                            414,720
              7,879  CSC Holdings, Inc. Ser. M, $11.125 cum. pfd. (PIK)                                            921,843
             19,200  Diva Systems Corp. Ser. C, $6.00 pfd.                                                         115,200
              1,351  Dobson Communications Corp. 144A 12.25% pfd. (PIK)                                          1,202,390
             11,765  Fitzgeralds Gaming $3.75 cum. pfd.                                                             23,530
                340  Fresenius Medical Capital Trust I Ser. D, 9.00% pfd. (Germany)                                353,600
                900  Fresenius Medical Capital Trust II 7.875% pfd. (Germany)                                      885,375
             14,600  Global Crossing Holdings 144A 10.50% pfd.                                                   1,682,650
              1,413  Granite Broadcasting 144A $12.75 pfd. (PIK)                                                 1,441,260
              1,000  ICG Holdings, Inc., 144A $14.00 pfd. (Canada) (PIK)                                         1,040,000
              1,474  Intermedia Communication Ser. B, 13.50% pfd (PIK)                                           1,577,180
                490  IXC Communications, Inc. 12.50% pfd. (PIK)                                                    539,000
             14,704  Lady Luck Gaming Corp. $11.25 pfd.                                                            588,160
              8,451  Nebco Evans Holding Co. 144A $11.25 pfd. (PIK)                                                295,785
            750,000  Network Plus Corp 13.5% cum. pfd.                                                             785,625
             30,163  Nextlink Communications, Inc. 144A $7.00 cum. pfd. (PIK)                                    1,613,721
                116  Paxson Communications Corp. 13.25% cum. pfd. (PIK)                                            968,600
              1,032  Spanish Broadcasting Systems 14.25% cum. pfd. (PIK)                                         1,104,240
            100,079  TCR Holding Corp. Class E zero %, pfd.                                                          6,305
                390  WinStar Communications, Inc. 144A 14.25% cum. pfd. (PIK)                                      312,000
                                                                                                            --------------
                     Total Preferred Stocks (cost $17,695,010)                                              $   16,479,869

ASSET-BACKED SECURITIES (0.8%) (a)
PRINCIPAL AMOUNT                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
     $    1,096,000  Chemical Master Credit Card Trust Ser. 95-2, Class A,
                       6.23s, 2003                                                                          $    1,107,979
            350,000  Contimortgage Home Equity Loan Trust Ser. 97-1, Class M2,
                       7.67s, 2028                                                                                 345,296
          3,280,000  Green Tree Financial Corp. Ser. 98-2, Class A5, 6.24s, 2016                                 3,291,147
            801,441  Green Tree Recreational Equipment & Cons. Ser. 97-B,
                       Class A1, 6.55s, 2028                                                                       810,676
          1,166,514  Resolution Trust Corp. Ser. 94-1, Class M1, 7.14s, 2029                                     1,166,514
                                                                                                            --------------
                     Total Asset-Backed Securities (cost $5,994,512)                                        $    6,721,612

WARRANTS (0.3%) (a) (NON)
NUMBER OF WARRANTS                                                                              EXPIRATION DATE      VALUE
--------------------------------------------------------------------------------------------------------------------------
              1,235  Allegiance Telecom, Inc.                                                   2/3/08      $       39,520
                750  American Mobile Satellite Corp.                                            4/1/08               2,468
             32,500  Becker Gaming Corp. 144A                                                   11/15/00                 3
                480  Bestel de C.V. SA (Mexico)                                                 5/15/05                480
                460  Birch Telecommunications, Inc. 144A (PIK)                                  6/15/08              2,300
              2,428  Cellnet Data Systems, Inc.                                                 9/15/07             48,560
              1,220  Club Regina, Inc. 144A                                                     4/15/06              1,220
              1,910  Colt Telecommunications Group PLC                                          12/31/06         1,002,750
              1,500  Comunicacion Cellular 144A (Colombia)                                      11/15/03           105,000
                 85  Concentric Network Corp.                                                   12/15/07            25,500
              3,442  Consorcio Ecuatoriano 144A (Equador)                                       10/1/00                861
                615  Covad Communications Group 144A
                       (acquired various dates, cost $25,171) (RES)                             3/15/08            554,115
                475  Diva Systems Corp.                                                         5/15/06            114,950
              6,426  Diva Systems Corp.                                                         3/1/08              83,538
             13,975  DTI Holdings Inc.                                                          3/1/08                 140
                 10  E. Spire Communications, Inc.                                              11/1/05                 50
                460  Epic Resorts                                                               6/15/05                  5
                255  Esat Holdings, Inc. (Ireland)                                              2/1/07              18,488
              2,050  Firstworld Communication                                                   4/15/08             20,500
                770  Hyperion Telecommunications 144A                                           4/15/01             39,617
              9,768  ICG Communications                                                         10/15/05           195,360
                520  Interact Systems, Inc.                                                     8/1/03                   5
                700  Intermedia Communications                                                  6/1/00              63,175
                245  International Wireless Communications
                       Holdings 144A                                                            8/15/01                  2
                400  Iridium World Com 144A                                                     7/15/05              8,000
              2,085  KMC Telecom Holdings, Inc.                                                 4/15/08              5,213
              1,180  Knology Holdings, Inc. 144A                                                10/15/07             1,770
                270  Long Distance International, Inc. 144A                                     4/13/08                675
                930  McCaw International Ltd.                                                   4/15/07              3,720
                840  MGC Communications, Inc. 144A                                              10/1/04             28,770
                750  NEXTEL Communications Inc.                                                 4/25/99              7,860
                280  OnePoint Communications, Inc.                                              6/1/08                 280
                620  Orbital Imaging Corp. 144A                                                 3/1/05              24,800
              1,840  Pagemart, Inc. 144A                                                        12/31/03            14,720
                990  Pathnet, Inc. 144A                                                         4/15/08              9,900
                960  Paxson Communications Corp. 144A                                           6/30/03                 10
              5,520  Rhythms Netcon 144A                                                        5/15/08            220,800
                265  Spanish Broadcasting Systems 144A                                          6/30/99             54,325
                860  STARTEC Global Communications Corp.                                        5/15/08                860
                185  Sterling Chemicals Holdings                                                8/15/08              3,700
                370  Telehub Communications Corp.                                               7/31/05                370
                335  Transamerican Refining Corp.                                               6/30/03                  0
              1,260  UIH Australia/Pacific, Inc. 144A                                           5/15/06              1,260
                730  Versatel 144A                                                              5/15/08             51,100
            100,230  Wright Medical Technology, Inc. 144A                                       6/30/03                  1
                                                                                                            --------------
                     Total Warrants (cost $954,857)                                                         $    2,756,741

CONVERTIBLE BONDS AND NOTES (0.3%) (a)
PRINCIPAL AMOUNT                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
     $      625,000  APP Global Finance Ltd. 144A cv. company guaranty
                       3 1/2s, 2003 (United Kingdom)                                                        $      372,656
            164,000  GST Telecommunications, Inc. cv. sr. disc. notes
                       stepped-coupon zero %, (13 7/8s, 12/15/00), 2005 (STP)                                      178,760
            490,000  HEALTHSOUTH Corp. cv. sub. deb. 3 1/4s, 2003                                                  398,738
            290,000  Integrated Device Technology, Inc. cv. sub. notes 5 1/2s, 2002                                205,538
            650,000  WinStar Communications. Inc. 144A cv. sr. disc. notes
                       stepped-coupon zero % (14s, 10/15/00), 2005 (STP)                                         1,040,000
                                                                                                            --------------
                     Total Convertible Bonds and Notes (cost $1,908,303)                                    $    2,195,692

COMMON STOCKS (0.2%) (a)
NUMBER OF SHARES                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
                150  AmeriKing, Inc.                                                                        $        6,000
              2,955  Axia Holding Inc. 144A (PIK)                                                                   41,370
            209,754  Celcaribe S.A. 144A (Colombia) (NON)                                                          524,385
             13,880  CellNet Data Systems, Inc.                                                                     79,810
             12,124  Chesapeake Energy Corp.                                                                        17,428
             23,404  Fitzgerald Gaming Corp. (NON)                                                                  11,702
              3,033  Hedstrom Holdings, Inc. 144A (NON)                                                              3,033
              3,770  IFINT Diversified Holdings 144A (NON)                                                           7,540
              5,887  Lady Luck Gaming Corp. (NON)                                                                   29,435
                175  Mothers Work, Inc.(NON)                                                                         1,838
                255  Paging Do Brazil Holdings Co., LLC 144A Class B, (Brazil) (NON)                                     3
                327  Premium Holdings (L.P.) 144A (NON)                                                              1,308
             71,533  PSF Holdings LLC Class A (NON)                                                                912,046
              2,444  RSL Communications, Ltd. Class A (NON)                                                         87,831
             10,050  Specialty Foods Acquisition Corp. (NON)                                                           503
                                                                                                            --------------
                     Total Common Stocks (cost $2,879,788)                                                  $    1,724,232

UNITS (0.1%) (a)
NUMBER OF UNITS                                                                                                      VALUE
--------------------------------------------------------------------------------------------------------------------------
                600  Australis Media, Ltd. units stepped-coupon zero %,
                       (15 3/4s, 5/15/00), 2003 (In default) (Australia) (NON) (STP)                        $        6,000
                560  Mediq Inc. 144A units 13s, 2009                                                                     6
                500  XCL Ltd. units sr. sec. notes 13 1/2s, 2004                                                   410,000
                                                                                                            --------------
                     Total Units (cost $1,021,412)                                                          $      416,006

CONVERTIBLE PREFERRED STOCKS (--%)
NUMBER OF SHARES                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
                 30  Paxson Communications Corp. 144A 9.75% cv. pfd. (PIK)                                  $      288,000
                654  Viatel, Inc. Ser. A, $10.00 cv. pfd. (PIK)                                                     94,830
                                                                                                            --------------
                     Total Convertible Preferred Stocks (cost $433,980)                                     $      382,830

SHORT-TERM INVESTMENTS (2.9%) (a) (cost $23,303,000)
PRINCIPAL AMOUNT                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
     $   23,303,000  Interest in $500,000,000 joint repurchase agreement dated March 31, 1999 with Salomon, Smith Barney, Inc.
                       due April 1, 1999 with respect to various U.S. Treasury
                       obligations -- maturity value of $23,306,204 for an
                       effective yield of 4.95%                                                             $   23,303,000
--------------------------------------------------------------------------------------------------------------------------
                     Total Investments (cost $839,330,570) (b)                                              $  805,284,208
--------------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $796,630,277.

  (b) The aggregate identified cost on a tax basis is $839,435,633, resulting in gross unrealized appreciation and depreciation of $10,183,035 and $44,334,460, respectively, or net unrealized depreciation of $34,151,425.

(NON) Non-income-producing security.

(STP) The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin receiving interest at this rate.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at March 31, 1999 was $554,115 or less than 0.1% of net assets.

(PIK) Income may be received in cash or additional securities at the discretion of the issuer.

      144A after the name of a security represents those exempt from registration under Rule 144A of the Securities
      Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

      TBA after the name of a security represents to be announced securities (Note 1).

      The rates shown on Floating Rate Bonds (FRB) and Floating Rate Notes (FRN) are the current interest rates shown at March 31, 1999, which are subject to change based on the terms of the security.

(SEG) A portion of these securities were pledged and segregated with the custodian to cover margin requirements for futures contracts at March 31, 1999.

      Distribution of investments by country of issue at March 31, 1999: (as percentage of Market Value)

            Brazil            1.1%
            Canada            2.7
            France            1.6
            Germany           2.4
            Mexico            3.2
            Netherlands       1.8
            Sweden            1.0
            United Kingdom    4.7
            United States    78.9
            Other             2.6
                            -----
            Total           100.0%
                            =====

-------------------------------------------------------------------------------
Forward Currency Contracts to Buy at March 31, 1999 (Unaudited)
(aggregate face value $129,561,483)
                                                                    Unrealized
                                     Aggregate Face      Delivery  Appreciation/
                        Market Value      Value            Date   (Depreciation)
-------------------------------------------------------------------------------
Australian Dollars      $ 4,110,329   $ 4,101,648        6/16/99   $    8,681
Danish Krone              4,034,235     4,097,436        6/16/99      (63,201)
Euro Dollars             70,319,769    71,483,630        6/16/99   (1,163,861)
Japanese Yen             47,890,121    46,306,434        6/16/99    1,583,687
Swedish Krona             3,508,550     3,572,335        6/16/99      (63,785)
-------------------------------------------------------------------------------
                                                                   $  301,521
-------------------------------------------------------------------------------
Forward Currency Contracts to Sell at March 31, 1999 (Unaudited)
(aggregate face value $203,806,400)
                                                                    Unrealized
                                     Aggregate Face      Delivery  Appreciation/
                        Market Value      Value            Date   (Depreciation)
-------------------------------------------------------------------------------
British Pounds         $ 30,379,569  $ 30,394,027        6/16/99   $   14,458
Canadian Dollar           6,244,090     6,181,511        6/16/99      (62,579)
Euro Dollars            123,077,354   125,014,755        6/16/99    1,937,401
Japanese Yen             43,707,862    42,216,107        6/16/99   (1,491,755)
-------------------------------------------------------------------------------
                                                                   $  397,525
-------------------------------------------------------------------------------
Futures Contracts Outstanding at March 31, 1999 (Unaudited)
                                     Aggregate Face     Expiration  Unrealized
                         Total Value      Value            Date    Appreciation
-------------------------------------------------------------------------------
US Treasury Note 10 yr
(short)                 $18,120,625   $18,209,450         Jun-99      $88,825
-------------------------------------------------------------------------------
TBA Sale Commitments at March 31, 1999 (Unaudited)
(Proceeds receivable $15,511,687)
                                       Principal        Settlement    Market
                                         Amount            Date       Value
-------------------------------------------------------------------------------
GNMA, 7s, April 2029                  $15,266,000        4/22/99  $15,499,722
-------------------------------------------------------------------------------


The accompanying notes are an integral part of these financial statements.





Statement of assets and liabilities
March 31, 1999 (Unaudited)
Assets
-----------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $839,330,570) (Note 1)                                            $805,284,208
-----------------------------------------------------------------------------------------------
Cash                                                                                  2,277,891
-----------------------------------------------------------------------------------------------
Dividends, interest and other receivables                                            14,509,981
-----------------------------------------------------------------------------------------------
Receivable for securities sold                                                       33,361,710
-----------------------------------------------------------------------------------------------
Receivable for variation margin                                                          98,750
-----------------------------------------------------------------------------------------------
Receivable for open forward currency contracts                                        3,561,294
-----------------------------------------------------------------------------------------------
Receivable for closed forward currency contracts                                         85,262
-----------------------------------------------------------------------------------------------
Total assets                                                                        859,179,096

Liabilities
-----------------------------------------------------------------------------------------------
Distributions payable to shareholders                                                 5,490,195
-----------------------------------------------------------------------------------------------
Payable for securities purchased                                                     36,730,554
-----------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                          1,377,212
-----------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                               96,346
-----------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                            22,496
-----------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                              2,512
-----------------------------------------------------------------------------------------------
Payable for open forward currency contracts                                           2,862,248
-----------------------------------------------------------------------------------------------
Payable for closed forward currency contracts                                           431,438
-----------------------------------------------------------------------------------------------
TBA sales commitments at value (proceeds receivable $15,511,687)                     15,499,722
-----------------------------------------------------------------------------------------------
Other accrued expenses                                                                   36,096
-----------------------------------------------------------------------------------------------
Total liabilities                                                                    62,548,819
-----------------------------------------------------------------------------------------------
Net assets                                                                         $796,630,277

Represented by
-----------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                    $882,932,484
-----------------------------------------------------------------------------------------------
Distributions in excess of net investment income (Note 1)                           (19,277,368)
-----------------------------------------------------------------------------------------------
Accumulated net realized loss on investment and
foreign currency transactions (Note 1)                                              (33,465,923)
-----------------------------------------------------------------------------------------------
Net unrealized depreciation of investments and assets and
liabilities in foreign currencies                                                   (33,558,916)
-----------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                         $796,630,277

Computation of net asset value
-----------------------------------------------------------------------------------------------
Net asset value per share ($796,630,277 divided by 100,133,126 shares)                    $7.96
-----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of operations
Six months ended March 31, 1999 (Unaudited)
Investment income:
-----------------------------------------------------------------------------------------------
Interest income (net of foreign tax of $98,884)                                    $ 32,265,701
-----------------------------------------------------------------------------------------------
Dividends                                                                               725,596
-----------------------------------------------------------------------------------------------
Total investment income                                                              32,991,297

Expenses:
-----------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                      2,830,444
-----------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                          474,652
-----------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                         9,194
-----------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                          5,023
-----------------------------------------------------------------------------------------------
Reports to shareholders                                                                  30,225
-----------------------------------------------------------------------------------------------
Auditing                                                                                 43,813
-----------------------------------------------------------------------------------------------
Legal                                                                                    15,025
-----------------------------------------------------------------------------------------------
Postage                                                                                  38,657
-----------------------------------------------------------------------------------------------
Other                                                                                    13,676
-----------------------------------------------------------------------------------------------
Exchange listing fees                                                                   246,547
-----------------------------------------------------------------------------------------------
Total expenses                                                                        3,707,256
-----------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                               (6,377)
-----------------------------------------------------------------------------------------------
Net expenses                                                                          3,700,879
-----------------------------------------------------------------------------------------------
Net investment income                                                                29,290,418
-----------------------------------------------------------------------------------------------
Net realized loss on investments (Notes 1 and 3)                                     (8,654,935)
-----------------------------------------------------------------------------------------------
Net realized gain on futures contracts (Note 1)                                         408,851
-----------------------------------------------------------------------------------------------
Net realized gain on foreign currency transactions                                    2,734,850
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of assets and liabilities in
foreign currencies during the period                                                  2,601,560
-----------------------------------------------------------------------------------------------
Net unrealized depreciation of investments, futures
and TBA sale commitments during the period                                          (10,046,104)
-----------------------------------------------------------------------------------------------
Net loss on investments                                                             (12,955,778)
-----------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                               $ 16,334,640
-----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of changes in net assets
                                                                               Six months ended      Year ended
                                                                                       March 31    September 30
                                                                                          1999*            1998
---------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
---------------------------------------------------------------------------------------------------------------
Operations:
---------------------------------------------------------------------------------------------------------------
Net investment income                                                               $29,290,418     $55,514,106
---------------------------------------------------------------------------------------------------------------
Net realized loss on investments and
foreign currency transactions                                                        (5,511,234)    (14,776,228)
---------------------------------------------------------------------------------------------------------------
Net unrealized depreciation of investments
and assets and liabilities in foreign currencies                                     (7,444,544)    (36,989,992)
---------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting
from operations                                                                      16,334,640       3,747,886
---------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
---------------------------------------------------------------------------------------------------------------
    From net investment income                                                      (35,006,458)    (55,414,822)
---------------------------------------------------------------------------------------------------------------
Shares issued in connection with the merger of
Putnam Intermediate Government Income Trust (Note 5)                                         --     528,345,195
---------------------------------------------------------------------------------------------------------------
Increase in capital shares transactions from reinvestment
of distributions                                                                        960,273              --
---------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                             (17,711,545)    476,678,259

Net assets
---------------------------------------------------------------------------------------------------------------
Beginning of period                                                                 814,341,822     337,663,563
---------------------------------------------------------------------------------------------------------------
End of period (including distributions in excess of
net investment income of $19,277,368 and
$13,561,328 respectively)                                                          $796,630,277    $814,341,822
---------------------------------------------------------------------------------------------------------------

Number of fund shares
---------------------------------------------------------------------------------------------------------------
Shares outstanding at beginning of period                                           100,014,650      38,435,338
---------------------------------------------------------------------------------------------------------------
Shares issued in connection with the merger of
Putnam Intermediate Government Income Trust (Note 5)                                         --      61,579,312
---------------------------------------------------------------------------------------------------------------
Shares increased issued in connection with reinvestment
of distributions                                                                        118,476              --
---------------------------------------------------------------------------------------------------------------
Shares outstanding at end of period                                                 100,133,126     100,014,650
---------------------------------------------------------------------------------------------------------------

 * Unaudited

   The accompanying notes are an integral part of these financial statements.





Financial highlights
(For a share outstanding throughout the period)

------------------------------------------------------------------------------------------------------------------------------------
                                Six months
                                   ended
Per-share                         March 31
operating performance           (Unaudited)                                  Year ended September 30
------------------------------------------------------------------------------------------------------------------------------------
                                    1999             1998             1997             1996             1995             1994
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                $8.14            $8.79            $8.58            $8.38            $8.13            $8.91
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                .29              .71              .64              .63              .67              .62
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments          (.12)            (.67)             .21              .19              .21             (.71)
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                .17              .04              .85              .82              .88             (.09)
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                   (.35)            (.69)            (.64)            (.61)            (.49)            (.55)
------------------------------------------------------------------------------------------------------------------------------------
In excess of net investment income    --               --               --               --               --               --
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                        --               --               --               --               --             (.06)
------------------------------------------------------------------------------------------------------------------------------------
From return of capital                --               --               --             (.01)            (.14)            (.08)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                 (.35)            (.69)            (.64)            (.62)            (.63)            (.69)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                      $7.96            $8.14            $8.79            $8.58            $8.38            $8.13
------------------------------------------------------------------------------------------------------------------------------------
Market value,
end of period                     $7.313           $7.750           $8.125           $7.500           $7.375           $7.250
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
market value (%)(a)                (1.39)*           3.91            17.54            10.34            10.90            (5.57)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                  $796,630         $814,342         $337,664         $332,537         $326,735         $317,296
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)            .46*             .92             1.04              .99             1.03              .92
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)           3.66*            8.13             7.47             7.44             8.24             7.18
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)             48.47*          179.84(c)        220.61           232.90           219.63           204.92
------------------------------------------------------------------------------------------------------------------------------------

  * Not annualized

(a) Total return does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the year ended September 30,1995 and thereafter includes amounts paid through expense offset arrangements (Note 2).

(c) Portfolio turnover excludes the impact of assets received from the acquisition of Putnam
    Intermediate Government Income Trust.




Notes to financial statements
March 31, 1999 (Unaudited)

Note 1
Significant accounting policies

Putnam Master Intermediate Income Trust (the "fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company and is authorized to issue an unlimited number of shares. The fund's investment objective is to seek, with equal emphasis, high current income and relative stability of net asset value, by allocating its investments among the U.S. taxable investment grade sector (formerly the U.S. government sector), high-yield sector and international sector.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sale price, or, if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value, and other investments, including restricted securities, are stated at fair value following procedures approved by the Trustees. Market quotations are not considered to be readily available for long-term corporate bonds and notes; such investments are stated at fair value on the basis of valuations furnished by a pricing service, approved by the Trustees, which determines valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, Inc. ("Putnam Management"), the fund's Manager, a wholly-owned subsidiary of Putnam Investments, Inc. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Discounts on zero coupon bonds, original issue discount bonds, stepped-coupon bonds and payment in kind bonds are accreted according to the yield-to-maturity basis. Any premium resulting from the purchase of stepped-coupon securities in excess of maturity value is amortized on a yield-to-maturity basis.

E) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

F) Forward currency contracts The fund may engage in forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date, to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short-term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is "marked to market" daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.

G) Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

H) TBA purchase commitments The fund may enter into "TBA" (to be announced) purchase commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not fluctuate more than 1.0% from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Security valuation" above.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for their portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

I) TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction.

Unsettled TBA sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Security valuation" above. The contract is "marked-to-market" daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

J) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, asamended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

At month September 30, 1998, the fund had a capital loss carryover of approximately $19,897,000 available to offset future capital gains, if any. The amount of the carryover and the expiration dates are:

Loss Carryover                     Expiration
--------------                ------------------
$8,261,000                    September 30, 1999
   253,000                    September 30, 2001
 7,035,000                    September 30, 2003
 2,793,000                    September 30, 2004
 1,555,000                    September 30, 2005

K) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Note 2
Management fee, administrative
services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average weekly net assets of the fund. Such fee is based on the following annual rates: 0.75% of the first $500 million of average weekly net assets, 0.65% of the next $500 million, 0.60% of the next $500 million, and 0.55% thereafter.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the six months ended March 31, 1999, fund expenses were reduced by $6,377 under expense offset arrangements with PFTC and brokerage service arrangements. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $830 has been allocated to the fund, and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain in the fund and are invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

Note 3
Purchase and sales of securities

During the six months ended March 31, 1999, purchases and sales of investment securities other than U.S. government obligations and short-term investments aggregated $304,359,194 and $244,725,071, respectively. Purchases and sales of U.S. government obligations aggregated $69,486,088 and $134,260,956, respectively. In determining the net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

Note 4
Share Repurchase Program

In November 1994, the Trustees authorized the fund to repurchase up to 1,950,000 of its shares in the open market. Repurchases will only be made when the fund's shares are trading at less than net asset value and at such times and amounts as is believed to be in the best interest of the fund's shareholders. Any repurchases of shares will have the effect of increasing the net asset value per share of remaining shares outstanding.

For the six months ended March 31, 1999, the fund repurchased no shares. As of March 31, 1999, 570,000 shares have been repurchased since the inception of the program.

Note 5
Acquisition of Putnam Intermediate
Government Income Trust

On January 23, 1998, the fund issued 61,579,312 shares to the shareholders of Putnam Intermediate Government Income Trust to acquire that fund's net assets in a tax-free exchange approved by the shareholders. The assets of the fund and Putnam Intermediate Government Income Trust on January 23, 1998, valuation date, were $329,648,831 and $528,345,195 respectively. On January 23, 1998, the fund had unrealized depreciation of $1,224,904. The aggregate net assets of the fund immediately following the acquisition were $857,994,026.



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Fund information

INVESTMENT MANAGER

Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
John A. Hill, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
Donald S. Perkins
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Stephen Oristaglio
Vice President

Edward H. D'Alelio
Vice President

Jennifer E. Leichter
Vice President and Fund Manager

D. William Kohli
Vice President and Fund Manager

David L. Waldman
Vice President and Fund Manager

Richard A. Monaghan
Vice President

John R. Verani
Vice President

Beverly Marcus
Clerk and Assistant Treasurer


Call 1-800-225-1581 weekdays from 9 a.m. to 5 p.m. Eastern Time, or visit our Web site (www.putnaminv.com) any time for up-to-date information about the fund's NAV.



[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

www.putnaminv.com

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